    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2005
                                                            File No. 811-8572
                                                            File No. 33-80514
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933    / /
                       POST-EFFECTIVE AMENDMENT NO. 21 /X/
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 / /
                              AMENDMENT NO. 22 /X/

                              BISHOP STREET FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                          C/O THE CT CORPORATION SYSTEM
                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386

                                ROBERT A. NESHER
                           C/O SEI INVESTMENTS COMPANY
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                                ONE OXFORD CENTRE
                               THIRTY-SECOND FLOOR
                         PITTSBURGH, PENNSYLVANIA 15219

    It is proposed that this filing become effective (check appropriate box):

     / /     immediately upon filing pursuant to paragraph (b) of Rule 485

     / /     on [date] pursuant to paragraph (b) of Rule 485

     / /     60 days after filing pursuant to paragraph (a) of Rule 485

     /X/     75 days after filing pursuant to paragraph (a) of Rule 485

     / /     on [date] pursuant to paragraph (a) of Rule 485

                           INSTITUTIONAL CLASS SHARES

                               BISHOP STREET FUNDS

                                   PROSPECTUS

                                 APRIL 29, 2005

                                   EQUITY FUND
                                 INDEX PLUS FUND
                              STRATEGIC GROWTH FUND
                             TAX MANAGED EQUITY FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                                     [LOGO]

                              [BISHOP STREET FUNDS]
                        [YOUR AVENUE TO SOUND INVESTMENT]

                              ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to each of the Funds.

If you would like more detailed information about the Funds, please see:

                                                                           PAGE
EQUITY FUND..............................................................  XXX
INDEX PLUS FUND..........................................................  XXX
STRATEGIC GROWTH FUND....................................................  XXX
TAX MANAGED EQUITY FUND..................................................  XXX
HIGH GRADE INCOME FUND...................................................  XXX
HAWAII MUNICIPAL BOND FUND...............................................  XXX
MONEY MARKET FUND........................................................  XXX
TREASURY MONEY MARKET FUND...............................................  XXX
MORE INFORMATION ABOUT RISK..............................................  XXX
MORE INFORMATION ABOUT FUND INVESTMENTS..................................  XXX
INVESTMENT ADVISER AND SUB-ADVISERS......................................  XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES...........................  XXX
OTHER POLICIES...........................................................  XXX
DIVIDENDS AND DISTRIBUTIONS..............................................  XXX
TAXES....................................................................  XXX
THE BOARD OF TRUSTEES....................................................  XXX
FINANCIAL HIGHLIGHTS.....................................................  XXX
HOW TO OBTAIN MORE INFORMATION ABOUT
    BISHOP STREET FUNDS .................................................  Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how well an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in a Fund (other than the Money Market Funds) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Money Market Funds' investments are subject to fluctuations in the current interest rates. Accordingly, an investment in one of the Money Market Funds is subject to income risk, which is the possibility that a Fund's yield will decline due to falling interest rates. Although each Money Market Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in a Fund.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

BISHOP STREET EQUITY FUND

Fund Summary

INVESTMENT GOAL                  Long-term capital appreciation

INVESTMENT FOCUS                 Common stocks and other equity securities

SHARE PRICE VOLATILITY           High

PRINCIPAL INVESTMENT STRATEGY    Investing in a diversified portfolio of U.S. equity
                                 securities

INVESTOR PROFILE                 Investors seeking long-term capital appreciation,
                                 who are willing to accept the risk of share price
                                 volatility

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

Investment Strategy

The Equity Fund primarily invests (at least 80% of its net assets) in common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $2 billion. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, seeks to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Index. The Adviser employs a core equity investment style with a growth bias.

Principal Risks of Investing

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from calendar year to calendar year.

1998                     33.05%
1999                     24.37%
2000                    -16.20%
2001                    -25.61%
2002                    -25.06%
2003                     26.62%
2004                      X.XX%

BEST QUARTER             WORST QUARTER
   X.XX%                     X.XX%
 (XX/XX/XX)                (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the S&P 500 Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                   1 YEAR  5 YEARS  SINCE INCEPTION*
                                                                   ------  -------  ----------------
EQUITY FUND RETURN BEFORE TAXES
   INSTITUTIONAL CLASS SHARES                                       X.XX%   X.XX%         X.XX%
EQUITY FUND RETURN AFTER TAXES ON DISTRIBUTIONS
   INSTITUTIONAL CLASS SHARES                                       X.XX%   X.XX%         X.XX%
EQUITY FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
   SHARES

   INSTITUTIONAL CLASS SHARES                                                X.XX%       X.XX%          X.XX%
S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)     X.XX%       X.XX%          X.XX%
CONSUMER PRICE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                                                       X.XX%       X.XX%          X.XX%

* The Fund's inception date is January 30, 1997. Index returns provided from January 31, 1997.

Fund Fees & Expenses

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                    None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)*      None
Exchange Fee                                                             None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                       [0.74]%
Other Expenses                                         X.XX%*
                                                      -----
Total Annual Fund Operating Expenses                   X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares were as follows:

Equity Fund                             [1.00]%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR        3 YEARS      5 YEARS      10 YEARS
 $XXX          $XXX         $XXX          $XXX

BISHOP STREET INDEX PLUS FUND

Fund Summary

INVESTMENT GOAL                 Long-term capital appreciation

INVESTMENT FOCUS                Common stocks and other equity securities

SHARE PRICE VOLATILITY          High

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio designed primarily to
                                provide investment results that reflect the
                                attributes and return characteristics of the S&P
                                500 Index

INVESTOR PROFILE                Investors seeking long-term capital appreciation
                                and index-like returns, who are willing to
                                accept the risk of share price volatility

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The S&P 500 Index is capitalization weighted, meaning each stock in the index is weighted to its market value. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

Investment Strategy

The Fund is constructed to reflect largely the composition and attributes of the S&P 500, drawing stock candidates from both the securities comprising the benchmark and those from the Adviser's internal list. Based on a proprietary, quantitative investment model, an initial representative portfolio is created from this universe of stocks. This initial portfolio is then modified, incorporating the recommendations of the Adviser's internal sector analysts where possible, while adhering to the Fund's constraints of limiting tracking error to approximately 100 basis points. The modifications initiated by the Adviser's analysts aim to improve the potential for the Fund to outperform its benchmark and typically favor companies with improving earnings selling at attractive valuations.

Tracking error as well as other risk components of the Fund are monitored regularly, with a rebalancing of the portfolio periodically.

Principal Risks of Investing

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

Performance Information

As of the date of this prospectus, the Fund does not have a full calendar year of performance and, therefore, performance results have not been provided.

Fund Fees & Expenses

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)*         None
Exchange Fee                                                                None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                           [0.50]%
Other Expenses                             X.XX%*
                                          -----
Total Annual Fund Operating Expenses       X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses are expected to be less than the amount shown above because the Adviser and Administrator voluntarily agreed to waive a portion of their fees (or reimburse Fund expenses) in order to keep total annual fund operating expenses at a specified level. The Adviser or Administrator may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers/reimbursements, the Fund's actual total annual fund operating expenses for Institutional Class Shares are expected to be as follows:

Index Plus Fund                         [0.75]%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR                    3 YEARS
 $XXX                      $XXX

BISHOP STREET STRATEGIC GROWTH FUND

Fund Summary

INVESTMENT GOAL                 Long-term capital appreciation

INVESTMENT FOCUS                Common stocks

SHARE PRICE VOLATILITY          High

PRINCIPAL INVESTMENT STRATEGY   Investing in U.S. growth stocks

INVESTOR PROFILE                Investors seeking long-term capital appreciation,
                                who are willing to accept the risk of high share
                                price volatility

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Growth Index is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios. The S&P 500 Index is a widely-recognized index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. Each of these Indexes is capitalization weighted, meaning each stock in the index is weighted to its market value. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

Investment Strategy

The Strategic Growth Fund primarily invests in U.S. common stocks that the Sub-Adviser believes have potential for capital appreciation. The Fund's portfolio is comprised of approximately fifty equally-weighted stocks. The Fund expects to remain as fully invested in the above securities as practicable.

The Sub-Adviser's investment strategy uses a proprietary, quantitative investment model to make investment decisions for the Fund. The Sub-Adviser's model selects securities from an initial database of approximately 1,500 stocks, which are screened down to 500. This screening is based on factors such as market capitalization and daily trading volume. The model then ranks the securities based on a myriad of other factors, such as growth prospects, and produces "buy," "hold" and "sell" recommendations. All factors used in the model are based on the Sub-Adviser's in-house research.

The Sub-Adviser's model focuses on "growth" stocks. These are stocks that the Sub-Adviser believes have above-average potential for long-term capital appreciation based on factors such as improving earnings, growth in book value and valuation. The Sub-Adviser's model is not necessarily designed to focus on traditional or more commonly recognized growth concepts, such as above average gains in earnings, high levels of profit growth or high price to earnings ratios.

The Fund's portfolio manager reviews the model's recommendations generally on a daily basis to maintain approximate equal weightings of the stocks in the Fund's portfolio. On a monthly basis, the portfolio manager and the Investment Committee rebalance the Fund's portfolio and make buy and sell decisions for the Fund based on the model's recommendations. The portfolio manager and the Investment Committee generally do not override the model's recommendations, absent unusual circumstances. The Sub-Adviser expects the Fund to experience a low level of portfolio turnover.

Principal Risks of Investing

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

2003                    38.08%
2004                     X.XX%

BEST QUARTER            WORST QUARTER
   X.XX%                    X.XX%
 (XX/XX/XX)              (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the S&P 500/BARRA Growth Index, S&P 500 Composite Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            1 YEAR    SINCE INCEPTION*
                                                                            ------    ----------------
STRATEGIC GROWTH FUND RETURN BEFORE TAXES
   INSTITUTIONAL CLASS SHARES                                                X.XX%         X.XX%
STRATEGIC GROWTH FUND RETURN AFTER TAXES ON DISTRIBUTIONS
   INSTITUTIONAL CLASS SHARES                                                X.XX%         X.XX%
STRATEGIC GROWTH FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
FUND SHARES
   INSTITUTIONAL CLASS SHARES                                                X.XX%         X.XX%
S&P 500/BARRA GROWTH INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)                                                         X.XX%         X.XX%
S&P 500 COMPOSITE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                                                  X.XX%         X.XX%
CONSUMER PRICE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
  TAXES)                                                                     X.XX%         X.XX%

* The Fund's inception date is July 1, 2002. Index returns provided from July 31, 2002.

Fund Fees & Expenses

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                             None
Redemption Fee (as a percentage of amount redeemed, if applicable)*             None
Exchange Fee                                                                    None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                      [0.74]%
Other Expenses                                        X.XX%*
                                                     -----
Total Annual Fund Operating Expenses                  X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses were less than the amount shown above because the Adviser and Administrator voluntarily agreed to waive a portion of their fees (or reimburse Fund expenses) in order to keep total annual fund operating expenses at a specified level. The Adviser or Administrator may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers/reimbursements, the Fund's actual total annual fund operating expenses for Institutional Class Shares were as follows:

Strategic Growth Fund           [1.17]%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE:  COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR     3 YEARS    5 YEARS    10 YEARS
 $XXX       $XXX       $XXX        $XXX

BISHOP STREET TAX MANAGED EQUITY FUND

Fund Summary

INVESTMENT GOAL                 Seeks long-term capital appreciation with minimal
                                tax liability

INVESTMENT FOCUS                U.S. common stocks

SHARE PRICE VOLATILITY          Medium

PRINCIPAL INVESTMENT STRATEGY   Attempts to maximize long term capital growth while
                                minimizing tax impact to shareholders

INVESTOR PROFILE                Taxable investors seeking long term capital growth
                                from a tax sensitive investment

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

Investment Strategy

Under normal circumstances, the Tax Managed Equity Fund invests at least 80% of its net assets in equity securities (e.g., common stocks, preferred stocks, warrants, rights). In managing the Fund's assets, the Adviser attempts to minimize the impact of taxes on investment returns. The Fund is intended for long-term investors.

Principal Risks of Investing

Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. In addition, the strategy used by the Adviser may fail to produce the intended results. Further, the Adviser's ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretation or court decisions. It is possible that the Fund may distribute taxable gains.

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other market segments.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

2003                    23.66%
2004                     X.XX%

BEST QUARTER            WORST QUARTER
   X.XX%                    X.XX%
 (XX/XX/XX)               (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the S&P 500 Composite Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            1 YEAR    SINCE INCEPTION*
                                                                            ------    ----------------
TAX MANAGED EQUITY FUND RETURN BEFORE TAXES
   INSTITUTIONAL CLASS SHARES                                                X.XX%          X.XX%
TAX MANAGED EQUITY FUND RETURN AFTER TAXES ON DISTRIBUTIONS
   INSTITUTIONAL CLASS SHARES                                                X.XX%          X.XX%
TAX MANAGED EQUITY FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  FUND SHARES
   INSTITUTIONAL CLASS SHARES                                                X.XX%          X.XX%
S&P 500 COMPOSITE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                                                  X.XX%          X.XX%
CONSUMER PRICE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
  TAXES)                                                                     X.XX%          X.XX%

* The Fund's inception date is November 13, 2002. Index returns provided from November 30, 2002.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                        None
Redemption Fee (as a percentage of amount redeemed, if applicable)*        None
Exchange Fee                                                               None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                                         [0.74]%
Other Expenses                                                           X.XX%*
                                                                        -----
Total Annual Fund Operating Expenses                                     X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses were less than the amount shown above because the Adviser and Administrator voluntarily agreed to waive a portion of their fees (or reimburse Fund expenses) in order to keep total annual fund operating expenses at a specified level. The Adviser or Administrator may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers/reimbursements, the Fund's actual total annual fund operating expenses for Institutional Class Shares were as follows:

Tax Managed Equity Fund                 [1.00]%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR            3 YEARS       5 YEARS       10 YEARS
 $XXX              $XXX          $XXX           $XXX

BISHOP STREET HIGH GRADE INCOME FUND

Fund Summary

INVESTMENT GOAL                    High total return

INVESTMENT FOCUS                   Corporate and U.S. government debt obligations

SHARE PRICE VOLATILITY             Medium

PRINCIPAL INVESTMENT STRATEGY      Investing in high grade U.S. debt obligations of
                                   domestic corporations and the U.S. government

INVESTOR PROFILE                   Conservative investors seeking income, who are
                                   willing to accept some degree of share price
                                   volatility

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

Investment Strategy

The High Grade Income Fund primarily invests (at least 80% of its net assets) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government, its agencies or instrumentalities. High grade debt obligations are those rated in the three highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed, variable and floating rate instruments. The Fund may also invest up to 20% of its net assets in investment grade securities (securities rated BBB by S&P, BAA by Moody's, or unrated equivalent). In determining whether to buy, sell or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

Principal Risks of Investing

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition of the credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities.

The Fund's investment approach, with its emphasis on high quality corporate and U.S. government obligations of medium maturity, seeks to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer-term or lower quality bond funds.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from calendar year to calendar year.

1998                 9.09%
1999                -4.34%
2000                10.25%
2001                 7.16%
2002                11.54%

2003                 3.31%
2004                 X.XX%

BEST QUARTER                WORST QUARTER
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the Lehman Brothers U.S. Government/Credit Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            1 YEAR    5 YEARS   SINCE INCEPTION*
                                                                            ------    -------   ----------------
HIGH GRADE INCOME FUND RETURN BEFORE TAXES
   INSTITUTIONAL CLASS SHARES                                                X.XX%     X.XX%          X.XX%
HIGH GRADE INCOME FUND RETURN AFTER TAXES ON DISTRIBUTIONS
   INSTITUTIONAL CLASS SHARES                                                X.XX%     X.XX%          X.XX%
HIGH GRADE INCOME FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  FUND SHARES
   INSTITUTIONAL CLASS SHARES                                                X.XX%     X.XX%          X.XX%
LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR TAXES)                                     X.XX%     X.XX%          X.XX%
CONSUMER PRICE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
  TAXES)                                                                     X.XX%     X.XX%          X.XX%

* The Fund's inception date is January 30, 1997. Index returns provided from January 31, 1997.

Fund Fees & Expenses

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price)                                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)*         None
Exchange Fee                                                                None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees                                  [0.55]%
Other Expenses                                    X.XX%*
                                                 -----
Total Annual Fund Operating Expenses              X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares were as follows:

High Grade Income Fund                  [0.76]%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR      3 YEARS    5 YEARS     10 YEARS
 $XXX        $XXX        $XXX        $XXX

BISHOP STREET HAWAII MUNICIPAL BOND FUND

Fund Summary

INVESTMENT GOAL                 High current income exempt from federal and Hawaii
                                state income taxes

INVESTMENT FOCUS                Hawaii municipal bonds

SHARE PRICE VOLATILITY          Medium

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio focused on investment
                                grade municipal bonds

INVESTOR PROFILE                Investors seeking tax-exempt current income who are
                                willing to accept the risk of investing in a
                                portfolio of municipal securities

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

Investment Strategy

The Hawaii Municipal Bond Fund primarily invests (at least 80% of its net assets) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There is no limit on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

Principal Risks of Investing

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, seeks to provide current tax-exempt income with moderate risk to principal. The Fund generally is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from calendar year to calendar year.

1996                    4.21%
1997                    8.52%
1998                    5.84%
1999                   -2.65%
2000                   12.61%
2001                    4.24%
2002                   10.02%
2003                    5.27%
2004                    X.XX%

BEST QUARTER       WORST QUARTER
   X.XX%               X.XX%
 (XX/XX/XX)          (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                1 YEAR     5 YEARS    SINCE INCEPTION*
                                                                ------     -------    ----------------
HAWAII MUNICIPAL BOND FUND RETURN BEFORE TAXES
   INSTITUTIONAL CLASS SHARES                                    X.XX%       X.XX%         X.XX%
HAWAII MUNICIPAL BOND FUND RETURN AFTER TAXES ON
  DISTRIBUTIONS
   INSTITUTIONAL CLASS SHARES                                    X.XX%       X.XX%         X.XX%
HAWAII MUNICIPAL BOND FUND RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND SHARES
   INSTITUTIONAL CLASS SHARES                                    X.XX%       X.XX%         X.XX%
LEHMAN BROTHERS MUNICIPAL BOND INDEX RETURN (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR TAXES)                         X.XX%       X.XX%         X.XX%
CONSUMER PRICE INDEX RETURN (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)                                       X.XX%       X.XX%         X.XX%

* The Fund's inception date is February 16, 1995. Index returns provided from February 28, 1995.

Fund Fees & Expenses

This table describes the fees and expenses that you may pay if you purchase or sell Institutional Class Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                        None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)*                     None
Exchange Fee                                                               None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                        [0.35]%
Other Expenses                                          X.XX%*
                                                       -----
Total Annual Fund Operating Expenses                    X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares were as follows:

Hawaii Municipal Bond Fund                [0.45]%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
 $XXX                        $XXX                       $XXX                      $XXX

BISHOP STREET MONEY MARKET FUND

Fund Summary

INVESTMENT GOAL                    Preserving principal and maintaining liquidity
                                   while providing current income

INVESTMENT FOCUS                   Short-term money market instruments

SHARE PRICE VOLATILITY             Very low

PRINCIPAL INVESTMENT STRATEGY      Investing in high quality, U.S. dollar denominated
                                   short-term securities

INVESTOR PROFILE                   Conservative investors seeking current income
                                   through a low risk liquid investment

SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

Investment Strategy

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Securities and Exchange Commission
(SEC) rules about credit quality, maturity and diversification of its investments.

Principal Risks of Investing

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund generally can be expected to provide lower returns than fixed income funds that invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from calendar year to calendar year.

1996                    5.12%
1997                    5.29%
1998                    5.26%
1999                    4.88%
2000                    6.13%
2001                    3.86%
2002                    1.34%
2003                    0.76%
2004                    X.XX%

BEST QUARTER            WORST QUARTER
   X.XX%                    X.XX%
 (XX/XX/XX)               (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's returns for the periods ended December 31, 2004 to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.

                                                          1 YEAR   5 YEARS   SINCE INCEPTION*
                                                          ------   -------   ----------------
MONEY MARKET FUND RETURN
   INSTITUTIONAL CLASS SHARES                              X.XX%     X.XX%        X.XX%
IMONEYNET, INC. FIRST TIER INSTITUTIONS-ONLY AVERAGE
   RETURN                                                  X.XX%     X.XX%        X.XX%

* The Fund's inception date is January 30, 1995. Index returns provided from January 31, 1995.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

Fund Fees & Expenses

This table describes the fees that you may pay if you purchase or sell Institutional Class Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                     None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                       None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)*                    None
Exchange Fee                                                              None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                        [0.30]%
Other Expenses                                          X.XX%*
                                                       -----
Total Annual Fund Operating Expenses                    X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares were as follows:

Money Market Fund                 [0.50]%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR         3 YEARS        5 YEARS      10 YEARS
 $XXX           $XXX            $XXX         $XXX

BISHOP STREET TREASURY MONEY MARKET FUND

Fund Summary

INVESTMENT GOAL                   Preserving principal and maintaining a high degree
                                  of liquidity while providing current income

INVESTMENT FOCUS                  Money market instruments issued or guaranteed by
                                  the U.S. Treasury

SHARE PRICE VOLATILITY            Very low

PRINCIPAL INVESTMENT STRATEGY     Investing in U.S. Treasury obligations and
                                  repurchase agreements

INVESTOR PROFILE                  Conservative investors seeking current income
                                  through a low risk liquid investment

SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund's goal.

Investment Strategy

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

The Adviser has engaged Wellington Management Company, LLP (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity that are marketable, liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

Principal Risks of Investing

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's investment approach, with its emphasis on short-term U.S. Treasury obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund generally can be expected to provide lower returns than fixed income funds that invest in longer-term securities.

THE TREASURY MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Institutional Class Shares from calendar year to calendar year.

1997            5.22%
1998            5.10%
1999            4.65%
2000            5.89%
2001            3.68%
2002            1.29%
2003            0.74%
2004            X.XX%

BEST QUARTER                WORST QUARTER
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the iMoneyNet, Inc. U.S. Treasury & Repo Average.

                                                         1 YEAR     5 YEARS    SINCE INCEPTION*
                                                         ------     -------    ----------------
TREASURY MONEY MARKET FUND RETURN
   INSTITUTIONAL CLASS SHARES                             X.XX%      X.XX%           X.XX%
IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE RETURN       X.XX%      X.XX%           X.XX%

* The Fund's inception date is May 1, 1996. Index returns provided from May 31, 1996.

For more information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

Fund Fees & Expenses

This table describes the fees that you may pay if you purchase or sell Institutional Class Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                        None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)*                     None
Exchange Fee                                                               None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                       [0.30]%
Other Expenses                                         X.XX%*
                                                      -----
Total Annual Fund Operating Expenses                   X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Institutional Class Shares were as follows:

Treasury Money Market Fund                  [0.44]%

For more information about these fees, see "Investment Adviser and Sub-Advisers."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Institutional Class Shares would be:

1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
 $XXX                        $XXX                       $XXX                      $XXX

More Information About Risk

MANAGEMENT RISK - The risk that a strategy used by the Fund's   All Funds
management may fail to produce the intended result.

EQUITY RISK - Equity securities include public and privately    Equity Fund
issued equity securities, common and preferred stocks,          Index Plus Fund
warrants, rights to subscribe to common stock and convertible   Strategic Growth Fund
securities, as well as instruments that attempt to track the    Tax Managed Equity Fund
price movement of equity indices.  Investments in equity
securities and equity derivatives in general are subject to
market risks that may cause their prices to fluctuate over
time.  The value of securities convertible into equity
securities, such as warrants or convertible debt, is also
affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will
cause a Fund's net asset value to fluctuate.  An investment
in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share
price fluctuations.

FIXED INCOME RISK - The market value of fixed income            High Grade Income Fund
investments changes in response to interest rate changes and    Hawaii Municipal Bond Fund
other factors.  During periods of falling interest rates, the   Money Market Fund
values of outstanding fixed income securities generally         Treasury Money Market Fund
rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity
securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

          CALL RISK - During periods of falling interest        High Grade Income Fund
          rates, certain debt obligations with high interest    Hawaii Municipal Bond Fund
          rates may be prepaid (or "called") by the issuer      Money Market Fund
          prior to maturity. This may cause a Fund's average
          weighted maturity to fluctuate, and may require a
          Fund to invest the resulting proceeds at lower
          interest rates.

          CREDIT RISK - The possibility that an issuer will     High Grade Income Fund
          be unable to make timely payments of either           Hawaii Municipal Bond Fund
          principal or interest. Since the Fund purchases       Money Market Fund
          securities backed by credit enhancements from banks
          and other financial institutions, changes in the
          credit ratings of these institutions could cause
          the Fund to lose money and may affect the Fund's
          share price.

          EVENT RISK - Securities may suffer declines in        High Grade Income Fund
          credit quality and market value due to issuer         Hawaii Municipal Bond Fund
          restructurings or other factors. This risk should     Money Market Fund
          be reduced because of the Fund's multiple holdings.

          MUNICIPAL ISSUER RISK - There may be economic or      High Grade Income Fund
          political changes that impact the ability of          Hawaii Municipal Bond Fund
          municipal issuers to repay principal and to make      Money Market Fund
          interest payments on municipal securities. Changes
          to the financial condition or credit rating of
          municipal issuers may also adversely affect the
          value of the Fund's municipal securities.
          Constitutional or legislative limits on borrowing
          by municipal issuers may result in reduced supplies
          of municipal securities. Moreover, certain
          municipal securities are backed only by a municipal
          issuer's ability to levy and collect taxes.

          In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

          MORTGAGE-BACKED SECURITIES - Mortgage-backed          High Grade Income Fund
          securities are fixed income securities representing
          an interest in a pool of underlying mortgage loans.
          They are sensitive to changes in interest rates,
          but may respond to these changes differently than
          other fixed income securities due to the
          possibility of prepayment of the underlying
          mortgage loans. As a result, it may not be possible
          to determine in advance the actual maturity date or
          average life of a mortgage-backed security. Rising
          interest rates tend to discourage refinancings,
          with the result that the average life and
          volatility of the security will increase,
          exacerbating its decrease in market price. When
          interest rates fall, however, mortgage-backed
          securities may not gain as much in market value
          because of the expectation of additional mortgage
          prepayments that must be reinvested at lower
          interest rates. Prepayment risk may make it
          difficult to calculate the average maturity of a
          portfolio of mortgage-backed securities and,
          therefore, to assess the volatility risk of that
          portfolio.

          TRACKING ERROR RISK - Factors such as Fund            Index Plus Fund
          expenses, imperfect correlation between the Fund's
          investments and those of its benchmark, rounding of
          share prices and changes to the composition of the
          benchmark may affect its ability to achieve
          correlation. The magnitude of any tracking error
          may be affected by a higher portfolio turnover
          rate. Because an index is just a composite of the
          prices of the securities it represents rather than
          an actual portfolio of those securities, an index
          will have no expenses. As a result, the Fund, which
          will have expenses such as taxes, custody,
          management fees and other operational costs, and
          brokerage, may not achieve its target correlation
          to the S&P 500 Index.

More Information About Fund Investments

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information. The portfolio holdings are disclosed in the Quarterly Holdings Report, which is available on the Funds' website at: www.bishopstreetfunds.com.

Investment Adviser and Sub-Advisers

Investment Adviser

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Advisers to ensure compliance with the Strategic Growth, Money Market and Treasury Money Market Funds' investment policies and guidelines, and monitors the Sub-Advisers' adherence to their investment styles. The Adviser pays the Sub-Advisers out of the investment advisory fees it receives (described below).

The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Funds. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2004, Bishop Street Capital Management had approximately $3.0 billion in assets under management. For the fiscal year ended December 31, 2004, the Funds paid advisory fees to the Adviser in the following amounts (based on average net assets):

Equity Fund                   [0.70]%
Strategic Growth Fund         [0.74]%
Tax Managed Equity Fund       [0.55]%
High Grade Income Fund        [0.45]%
Hawaii Municipal Bond Fund    [0.17]%
Money Market Fund             [0.21]%
Treasury Money Market Fund    [0.15]%

The Index Plus Fund has not completed a full fiscal year. For its advisory services, the Index Plus Fund pays the Adviser an annual fee of X.XX% of the Fund's average net assets.

Investment Sub-Advisers

Wellington Management Company, LLP (Wellington Management) serves as Sub-Adviser and manages the Money Market and Treasury Money Market Funds' assets on a day-to-day basis. Wellington Management selects, buys and sells securities for the Money Market Fund and Treasury Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2004, Wellington Management had approximately $470 billion in assets under management.

BNP Paribas Asset Management, Inc. (BNP PAM) serves as the Strategic Growth Fund's Sub-Adviser and manages the Fund's assets on a day-to-day basis. BNP PAM selects, buys and sells securities for the Fund under the general supervision of the Adviser and the Board of Trustees. BNP PAM is an affiliate of the Adviser and a subsidiary of BNP Paribas. BNP PAM Inc. is an investment adviser registered as such with the SEC under the Advisers Act. It has the capability to manage and/or advise on the investment activities for a range of managed accounts for which it has been appointed by clients as investment adviser and to provide investment advisory services in connection with such accounts by using the services of various capable individuals, including individuals ("associated persons", as used by the SEC in the Unibanco No Action letter of July 28, 1992) who are employed by or seconded to BNP Paribas Asset Management SA ("BNP PAM SA "). BNP PAM is a direct, wholly-owned subsidiary of Paribas North America, Inc. As of December 31, 2004, BNP PAM SA had approximately $3.1 billion in assets under management for U.S. equity products and approximately $264 billion in assets under management worldwide.

PORTFOLIO MANAGERS

Hubert Goye of BNP PAM, serves as the Strategic Growth Fund's Portfolio Manager. Mr. Goye is Senior Vice President of BNP PAM, Head of International Equity and a portfolio manager since 1995. Mr. Goye has more than 15 years of investment experience and holds an advanced degree in engineering from Ecole Nationale de Ponts et Chaussees, Paris. Mr. Goye manages BNP PAM's U.S. Core Growth strategy's model portfolio, the investment decisions of which are replicated in the Fund. The U.S. Core Growth product is managed by six people based on a team approach, including Hubert Goye, Portfolio Manager, Chakri Lokapriya, U.S. Company Analyst, Maris-Luz Diaz Blanco, U.S. Company Analyst, Youssef Ait Manna, Quantitative Research Analyst, Bruno Taillardat, Quantitative Research Analyst, and Eric Levy, Portfolio Assistant/Trader. The final decision remains with the portfolio manager.

Kenneth Miller, Bishop Street Capital Management, Senior Vice President, Co-Director of Equity, manages the Equity Fund. Dr. Miller has been with the Adviser and/or its affiliates since 2002. From 1996 to 2002, Dr. Miller was a Senior Research Analyst with JP Morgan H&Q (Hambrecht & Quist). Dr. Miller holds an MBA from Cornell University and a Bachelor of Medicine and Bachelor of Surgery from Flinders University, School of Medicine in Adelaide, Australia.

M'Liss Hualani Moore, CFA, Bishop Street Capital Management, Co-Director of Equity, manages the Index Plus Fund and the Tax Managed Equity Fund. Ms. Moore has been with the Adviser and/or its affiliates since 2000. From 1994 to 2000, Ms. Moore served in various capacities at Kamehameha Schools/Bishop Estate, most recently as Associate Director of the Financial Asset Division. Ms. Moore holds an MBA from New York University, Stern School of Management, an MA from the University of California at Santa Barbara and a BA from Bryn Mawr.

Christopher Borden, Bishop Street Capital Management, Fixed Income Portfolio Manager, has been the manager of the Hawaii Municipal Bond Fund since 2000. From 1998-2000, Mr. Borden was a Consultant with Rendon Group. Mr. Borden holds an MBA from the American University and a BA from the University of Colorado at Boulder.

Jennifer Carias, Bishop Street Capital Management, Fixed Income Portfolio Manager, is the portfolio manager of the High Grade Income Fund and has served in various capacities with the Adviser and/or its affiliates since 1971. Ms. Carias holds a BA from Chaminade University.

The Money Market Fund and the Treasury Money Market Fund are each managed by a team of investment professionals from Wellington Management. No one person is primarily responsible for making recommendations to any team.

Additional information about the portfolio managers is available in the Statement of Additional Information.

ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:

SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

How to Purchase Fund Shares

You may purchase shares directly by:

-     Mail;

-     Telephone;

-     Wire; or

-     Direct Deposit.

To purchase shares directly from the Funds, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund(s). The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

Institutional Class Shares may be purchased by: (i) holders of fiduciary, advisory, agency, custodial and other similar accounts maintained with BancWest Corporation and its banking and non-banking subsidiaries; (ii) shareholders of the Bishop Street Funds with an existing Fund account prior to June 14, 1999;
(iii) registered investment advisers, regulated by a federal or state governmental authority, or financial planners who purchase shares for an account for which they are authorized to make investment decisions and who are compensated by their clients for their services; (iv) retirement and other benefit plans sponsored by governmental entities; and (v) financial institutions, which may purchase shares on their own account or as record owner on behalf of their fiduciary, agency or custodial accounts. For the Money Market Fund only, if you do not satisfy one of the preceding criteria, then you may only purchase additional Institutional Class Shares of the Money Market Fund if you already owned Institutional Class Shares of the Money Market Fund prior to April 30, 2001.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading."

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. A Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and proper payment.

Each bond and equity fund's NAV is calculated once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form by 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each money market fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern Time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) by 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the bond and money market funds reserve the right to close at or prior to the BMA recommended closing time. If a bond or money market fund does so, it will not grant same business day credit for purchase and redemption orders received after the bond fund's or money market fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the bond and equity funds, the Funds generally value their investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the money market funds, the Funds generally value their investment portfolios using the amortized cost valuation method, which is described in detail in the Funds' Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FAIR VALUE PRICING

In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Equity, Index Plus, Tax Managed Equity and Strategic Growth Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Funds would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the High Grade Income and Hawaii Municipal Bond Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

[SECURITIES OF ANOTHER INVESTMENT COMPANY: With respect to securities of other mutual funds held by the Funds, the Funds' net asset values are calculated based on the net asset values of those funds in which the Funds invest. The respective prospectuses for these funds explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.]

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

Eligible investors may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

How to Exchange Your Shares

You may exchange your Institutional Class Shares for Institutional Class Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING

The Funds (except the Money Market Funds) are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

            - [Shareholders are restricted from making more than [FOUR] "round trips" into or out of each Fund per calendar year. If a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase [OR EXCHANGE] orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the same Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund. This limitation does not apply to purchases or sales by an account participating in an asset allocation program.]

            - The Funds reserve the right to reject any purchase request (including purchases by exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believe that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The following types of transactions are exempt from these policies: [1) SYSTEMATIC PURCHASES AND REDEMPTIONS, 2) INCLUDE OTHER TYPES HERE, IF ANY].

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

MONEY MARKET FUNDS - The Money Market and Treasury Money Market Funds are money market funds and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds' investments, and money market instruments in general, and the Funds' intended purpose to serve as short-term investment vehicles for shareholders, the Funds' sub-adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board of Trustees has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at a Fund's net asset value per share next determined.

However, the Funds reserve the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY

High Grade Income Fund
Hawaii Municipal Bond Fund
Money Market Fund
Treasury Money Market Fund

DECLARED AND PAID QUARTERLY

Equity Fund
Index Plus Fund
Strategic Growth Fund
Tax Managed Equity Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income (other than net investment income that qualifies as qualified dividend income or as an exempt-interest dividend) and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains, subject to certain holding period limitations and other limitations. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss, if you held the shares for 12 months or less, or long term capital gain or loss, if you held the shares for longer.

The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

The Board of Trustees

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                                       BUSINESS HISTORY
Martin Anderson        Partner, Goodsill Anderson Quinn & Stifel since
                       1951

Philip H. Ching*       Vice Chairman, First Hawaiian Bank (1968-1996)

Robert A. Nesher*      Currently performs various services on behalf of
                       SEI Investments, an affiliate of the Funds'
                       administrator and distributor, for which Mr.
                       Nesher is compensated; Executive Vice President of
                       SEI Investments (1986-1994); Director and
                       Executive Vice President of the Funds'
                       administrator and distributor (1981-1994)

Peter F. Sansevero     Regional Director of the Northwestern Region and
                       First Vice President, Merrill Lynch (1958-1997)

Manuel R. Sylvester    Managing Partner, Coopers & Lybrand L.L.P.
                       (1978-1992); Executive Partner, Coopers & Lybrand
                       L.L.P. (1992)

Jack Tsui*             President, Chief Operating Officer, Director,
                       First Hawaiian Bank (1994-2002); Vice Chairman,
                       Chief Credit Officer, BancWest Corporation
                       (2000-2002); Director, Bank of the West (2000-2002)

Joyce S. Tsunoda       Senior Vice President, University of Hawaii System
                       since 1989; Chancellor, Community
                       Colleges-University of Hawaii since 1983

*Messrs. Ching, Nesher and Tsui are Trustees who may be deemed "interested persons" of the Trust, as the term is defined in the Investment Company Act of 1940, as amended.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by ___________________, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,

                   INVESTMENT ACTIVITIES              DIVIDENDS AND DISTRIBUTIONS FROM
             ---------------------------------- -------------------------------------------
                                        NET
                                      REALIZED                                                                      RATIO OF
                NET                     AND       TOTAL                                      NET              NET   EXPENSES
               ASSET                 UNREALIZED INVESTMENT                       TOTAL      ASSET           ASSETS,    TO
               VALUE,       NET     GAIN (LOSS) ACTIVITIES    NET               DIVIDENDS   VALUE,          END OF   AVERAGE
             BEGINNING  INVESTMENT       ON        FROM    INVESTMENT CAPITAL     AND       END OF  TOTAL   PERIOD     NET
             OF PERIOD INCOME(LOSS) INVESTMENTS OPERATIONS   INCOME    GAINS  DISTRIBUTIONS PERIOD RETURN +  (000)   ASSETS
EQUITY FUND
2004
2003(1)
2002(1)
2001
2000
STRATEGIC
 GROWTH FUND
2004
2003(1)
2002(2)
TAX MANAGED
 EQUITY FUND
2004
2003(1)
2002(3)
HIGH GRADE
 INCOME FUND
2004
2003(1)
2002
2001
2000
HAWAII
 MUNICIPAL
 BOND FUND
2004
2003(1)
2002
2001
2000
MONEY
 MARKET FUND
2004
2003(1)
2002
2001
2000
TREASURY
 MONEY
 MARKET FUND
2004
2003(1)
2002
2001
2000

              RATIO OF   RATIO OF
              EXPENSES      NET
             TO AVERAGE INVESTMENT
             NET ASSETS   INCOME
              EXCLUDING (LOSS) TO  PORTFOLIO
                FEE      AVERAGE   TURNOVER
               WAIVERS  NET ASSETS   RATE
EQUITY FUND
2004
2003(1)
2002(1)
2001
2000
STRATEGIC
 GROWTH FUND
2004
2003(1)
2002(2)
TAX MANAGED
 EQUITY FUND
2004
2003(1)
2002(3)
HIGH GRADE
 INCOME FUND
2004
2003(1)
2002
2001
2000
HAWAII
 MUNICIPAL
 BOND FUND
2004
2003(1)
2002
2001
2000
MONEY
 MARKET FUND
2004
2003(1)
2002
2001
2000
TREASURY
 MONEY
 MARKET FUND
2004
2003(1)
2002
2001
2000

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOULD NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*     ANNUALIZED.

(1)   PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

(2)   COMMENCED OPERATIONS ON JULY 1, 2002.

(3)   COMMENCED OPERATIONS ON NOVEMBER 13, 2002.

AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                               BISHOP STREET FUNDS

Investment Adviser

Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

Sub-Advisers

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

BNP Paribas Asset Management, Inc.
200 Park Avenue
New York, New York 10166

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

                                     [LOGO]

                              [BISHOP STREET FUNDS]
                        [YOUR AVENUE TO SOUND INVESTMENT]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated April 29, 2005 includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Funds' website: www.bishopstreetfunds.com.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds. Investors can receive free copies of the annual reports and semi-annual reports on the Funds' website: www.bishopstreetfunds.com.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The Funds' Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

[BSF-PS-007-0800]

                                 CLASS A SHARES

                               BISHOP STREET FUNDS

                                   PROSPECTUS

                                 APRIL 29, 2005

                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
   SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     [LOGO]

                              [BISHOP STREET FUNDS]
                        [YOUR AVENUE TO SOUND INVESTMENT]

                              ABOUT THIS PROSPECTUS

The Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Bishop Street Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the next column, there is some general information you should know about risk and return that is common to each of the Funds.

If you would like more detailed information about the Funds, please see:

                                                                                      PAGE
HAWAII MUNICIPAL BOND FUND.........................................................    XX
MONEY MARKET FUND..................................................................    XX
MORE INFORMATION ABOUT RISK........................................................    XX
MORE INFORMATION ABOUT FUND INVESTMENTS............................................    XX
INVESTMENT ADVISER AND SUB-ADVISER.................................................    XX
PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................................    XX
OTHER POLICIES.....................................................................    XX
DISTRIBUTION OF FUND SHARES........................................................    XX
DIVIDENDS AND DISTRIBUTIONS........................................................    XX
TAXES..............................................................................    XX
THE BOARD OF TRUSTEES..............................................................    XX
FINANCIAL HIGHLIGHTS...............................................................    XX
HOW TO OBTAIN MORE INFORMATION ABOUT
    BISHOP STREET FUNDS............................................................    Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how well an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in a Fund (other than the Money Market Fund) is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Money Market Fund's investments are subject to fluctuations in the current interest rates. Accordingly, an investment in the Money Market Fund is subject to income risk, which is the possibility that a Fund's yield will decline due to falling interest rates. Although the Money Market Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

BISHOP STREET HAWAII MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income exempt from federal and Hawaii
                                    state income taxes

INVESTMENT FOCUS                    Hawaii municipal bonds

SHARE PRICE VOLATILITY              Medium

PRINCIPAL INVESTMENT STRATEGY       Investing in a portfolio focused on investment
                                    grade municipal bonds

INVESTOR PROFILE                    Investors seeking tax-exempt current income who are
                                    willing to accept the risk of investing in a
                                    portfolio of municipal securities

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

INVESTMENT STRATEGY

The Hawaii Municipal Bond Fund primarily invests (at least 80% of its net assets) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There are no limits on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio manager gives special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, the volatility of lower-rated securities is even greater than that of higher-rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other market segments.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, seeks to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Institutional Class Shares for periods before June 14, 1999. The Institutional Class Shares are not offered by this prospectus; however, because Institutional Class Shares and Class A Shares have the same portfolio of securities, the annual returns for the two classes would be substantially similar, and differ only to the extent that Institutional Class Share expenses are lower and, therefore, performance would be higher than that of Class A Shares.

This bar chart shows changes in the performance of the Fund from calendar year to calendar year. If sales charges had been reflected, returns would be less than those shown below.

1996                     4.21%
1997                     8.52%
1998                     5.84%
1999                    -2.91%
2000                    12.34%

2001                     4.13%
2002                     9.75%
2003                     5.01%
2004                     X.XX%

BEST QUARTER                WORST QUARTER
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                    1 YEAR     5 YEARS     SINCE INCEPTION*
                                                                    ------     -------     ----------------
HAWAII MUNICIPAL BOND FUND RETURN BEFORE TAXES
   CLASS A SHARES                                                    X.XX%      X.XX%           X.XX%
HAWAII MUNICIPAL BOND FUND RETURN AFTER TAXES ON DISTRIBUTIONS
   CLASS A SHARES                                                    X.XX%      X.XX%           X.XX%
HAWAII MUNICIPAL BOND FUND RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES
   CLASS A SHARES                                                    X.XX%      X.XX%           X.XX%
LEHMAN BROTHERS MUNICIPAL BOND INDEX RETURN (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR TAXES)                             X.XX%      X.XX%           X.XX%
CONSUMER PRICE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)                                                 X.XX%      X.XX%           X.XX%

* Fund inception date is February 16, 1995. Class A Shares of the Fund were offered beginning June 14, 1999. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning February 16, 1995. The performance of the Institutional Class Shares has been adjusted for the maximum sales charge applicable to Class A Shares, but has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from February 28, 1995.

FUND FEES & EXPENSES

This table describes the fees that you may pay if you purchase or sell Class A Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                            4.25%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                           None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                              None
Redemption Fee (as a percentage of amount redeemed, if applicable)*                              None
Exchange Fee                                                                                     None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                        [0.35]%
Distribution Fees (12b-1 fees)                          0.25%
Other Expenses                                          X.XX%*
                                                       -----
Total Annual Fund Operating Expenses                    X.XX%**

---------
*     Other Expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Class A Shares were as follows:

Hawaii Municipal Bond Fund             [0.70]%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class A Shares would be:

1 YEAR                      3 YEARS                   5 YEARS                   10 YEARS
 $XXX                        $XXX                       $XXX                      $XXX

BISHOP STREET MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                   Preserving principal and maintaining liquidity
                                  while providing current income

INVESTMENT FOCUS                  Short-term money market instruments

SHARE PRICE VOLATILITY            Very low

PRINCIPAL INVESTMENT STRATEGY     Investing in high quality, U.S. dollar
                                  denominated short-term securities

INVESTOR PROFILE                  Conservative investors seeking current income
                                  through a low risk liquid investment

SIMPLY SPEAKING

WHAT IS AN AVERAGE?

An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The iMoneyNet, Inc. First Tier Retail-Only Average is a composite of mutual funds with investment goals similar to the Fund's goal.

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests substantially all of its assets in short-term securities including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency Obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as Sub-Adviser (Sub-Adviser) to manage the Fund's assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Securities and Exchange Commission (SEC) rules about credit quality, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on short-term obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund generally can be expected to provide lower returns than fixed income funds that invest in longer-term securities.

THE MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided includes the returns of the Institutional Class Shares for periods before May 1, 2001. The Institutional Class Shares are not offered by this prospectus; however, because Institutional Class Shares and Class A Shares are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar, and differ only to the extent that Institutional Class Share expenses are lower and, therefore, performance would be higher than that of Class A Shares.

This bar chart shows changes in the performance of the Fund from calendar year to calendar year.

1996                    5.12%
1997                    5.29%
1998                    5.26%
1999                    4.88%
2000                    6.13%
2001                    3.79%
2002                    1.08%
2003                    0.50%
2004                    X.XX%

BEST QUARTER           WORST QUARTER
   X.XX%                   X.XX%
 (XX/XX/XX)             (XX/XX/XX)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's returns for the periods ended December 31, 2004 to those of the iMoneyNet, Inc. First Tier Retail-Only Average.

                                                      1 YEAR        5 YEARS   SINCE INCEPTION*
                                                      ------        -------   ----------------
MONEY MARKET FUND RETURN
   CLASS A SHARES                                      X.XX%         X.XX%         X.XX%
iMONEYNET, INC. FIRST TIER RETAIL-ONLY AVERAGE         X.XX%         X.XX%         X.XX%
RETURN

* Fund inception date is January 30, 1995. Class A Shares of the Fund were offered beginning May 1, 2001. The performance information shown prior to that date represents performance of the Fund's Institutional Class Shares, which were offered beginning January 30, 1995. The performance of the Institutional Class Shares has not been adjusted to reflect the Class A Shares' Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown. Index returns provided from January 31, 1995.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell Class A Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                             None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)*                          None
Exchange Fee                                                                    None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                   [0.30]%
Distribution Fees (12b-1)                          0.25%
Other Expenses                                     X.XX%*
                                                  -----
Total Annual Fund Operating Expenses               X.XX%**

------------------
*     Other Expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser or Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Class A Shares were as follows:

Money Market Fund                 [0.75]%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class A Shares would be:

1 YEAR           3 YEARS      5 YEARS      10 YEARS
 $XXX              $XXX         $XXX         $XXX

MORE INFORMATION ABOUT RISK

MANAGEMENT RISK - The risk that a strategy used by a Fund's management may fail to produce the intended result.

FIXED INCOME RISK - The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

      CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

      CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest. Since a Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause a Fund to lose money and may affect a Fund's share price.

      EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. The overall risk of these declines should be reduced because of a Fund's multiple holdings.

      MUNICIPAL ISSUER RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      In addition, the Hawaii Municipal Bond Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in taxable money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information [and on the Funds' website at: www.bishopstreetfunds.com].

INVESTMENT ADVISER AND SUB-ADVISER

INVESTMENT ADVISER

The Investment Adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser oversees the Sub-Adviser to ensure compliance with the Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below).

The Board of Trustees of the Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Funds. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Funds. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2004, Bishop Street Capital Management had approximately $X.X billion in assets under management. For the fiscal year ended December 31, 2004, the Funds paid advisory fees to the Adviser in the following amounts (based on average net assets):

Hawaii Municipal Bond Fund            [0.17]%
Money Market Fund                     [0.21]%

INVESTMENT SUB-ADVISER

Wellington Management Company, LLP ("Wellington Management") serves as Sub-Adviser and manages the Money Market Fund's assets on a day-to-day basis. Wellington Management selects, buys and sells securities for the Money Market Fund under the supervision of the Adviser and the Board of Trustees. As of December 31, 2004, Wellington Management had approximately $470 billion in assets under management.

PORTFOLIO MANAGERS

Christopher Borden, Bishop Street Capital Management, Fixed Income Portfolio Manager, has been the manager of the Hawaii Municipal Bond Fund since 2000. From 1998-2000, Mr. Borden was a Consultant with Rendon Group. Mr. Borden holds an MBA from the American University and a BA from the University of Colorado at Boulder.

The Money Market Fund is managed by a team of investment professionals from Wellington Management. No one person is primarily responsible for making recommendations to the team.

Additional information about the portfolio managers is available in the Statement of Additional Information.

ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. The Adviser and its affiliates may also receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:

SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Servicing Plan that allows the Funds to pay shareholder servicing fees of up to 0.25% of a Fund's average daily net assets for the servicing of its shares and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-     Mail;

-     Telephone;

-     Wire; or

-     Direct Deposit.

To purchase shares directly from the Funds, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund(s). The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

You may also purchase shares through a representative of BancWest Corporation and its banking and non-banking subsidiaries, or other financial institutions that have executed dealer agreements.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading."

A Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, a Fund is deemed to have received your order upon receipt of your order and proper payment.

The Hawaii Municipal Bond Fund's net asset value (NAV) per share is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). The price per share (the offering price) will be the NAV next determined after the Fund receives your purchase order, plus applicable sales charges. So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form by 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Money Market Fund's NAV is calculated once each Business Day at 4:00 p.m., Eastern Time. So for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds generally must receive your order and federal funds (readily available funds) by 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the bond and money market funds reserve the right to close at or prior to the BMA recommended closing time. If a bond or money market fund does so, it will not grant same business day credit for purchase and redemption orders received after the bond fund's or money market fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the Hawaii Municipal Bond Fund, the Fund generally values its investment portfolios at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Funds' Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FAIR VALUE PRICING

In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Hawaii Municipal Bond Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Hawaii Municipal Bond Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

[SECURITIES OF ANOTHER INVESTMENT COMPANY: With respect to securities of other mutual funds held by the Funds, the Funds' net asset values are calculated based on the net asset values of those funds in which the Funds invest. The respective prospectuses for these funds explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.]

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment per Fund ($500 for those investing in retirement plans and for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). The minimum initial investment may be reduced with an Automatic Investment Plan
(AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment per Fund ($50 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries). You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge. There is no front-end sales charge for the Money Market Fund. The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment:

HAWAII MUNICIPAL BOND FUND

                                               YOUR SALES CHARGE AS A      YOUR SALES CHARGE AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                      PERCENTAGE OF OFFERING PRICE            YOUR NET INVESTMENT
----------------------                      ----------------------------            -------------------
Less than $50,000                                     4.25%                               4.44%
$50,000 but less than $100,000                        4.00%                               4.17%
$100,000 but less than $250,000                       3.50%                               3.63%
$250,000 but less than $500,000                       2.50%                               2.56%
$500,000 but less than $1,000,000                     2.00%                               2.04%
$1,000,000 and over*                                  0.00%                               0.00%

* Even though you do not pay a sales charge on purchases of $1,000,000 or more of Class A Shares, the Fund's distributor may pay dealers a 1% commission for these transactions.

You may qualify for reduced sales charges or sales charges waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charge" below.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

-     through reinvestment of dividends and distributions;

- by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

- by present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries;

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries;

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Fund's distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Hawaii Municipal Bond Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those that were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGES - CLASS A SHARES

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals

- an individual, his or her spouse, or children residing in the same household,

-     any trust established exclusively for the benefit of an individual,

Trustees and Fiduciaries

- a trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

Other Groups

- any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

[Information about sales charges is [not] available on the Funds' website at www.bishopstreetfunds.com.[because...]]

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the Funds' Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class A Shares for Class A Shares of any other Bishop Street Fund contained in this prospectus on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING

The Hawaii Municipal Bond Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

      - [Shareholders are restricted from making more than [FOUR] "round trips" into or out of each Fund per calendar year. If a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase [OR EXCHANGE] orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the same Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund. This limitation does not apply to purchases or sales in an account participating in an asset allocation program.]

      - The Funds reserve the right to reject any purchase request (including purchases by exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believe that the trading activity would be harmful or disruptive to the Funds.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The following types of transactions are exempt from these policies: [1) SYSTEMATIC PURCHASES AND REDEMPTIONS, 2) INCLUDE OTHER TYPES HERE, IF ANY].

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

The Money Market Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as short-term investment vehicles for shareholders, the Fund's sub-adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board of Trustees has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at a Fund's net asset value per share next determined.

However, the Funds reserve the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a Class A distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees, as a percentage of average daily net assets for the Class A Shares for each of the Funds is 0.25%.

The Fund's distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Fund's distributor from any sales charge it receives or from any other source available to it. Under any such program, the Fund's distributor may provide cash or non-cash compensation as recognition for past sales or encouragement of future sales that may include the following: merchandise, travel, expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, if any, as follows:

DECLARED DAILY AND PAID MONTHLY

      Hawaii Municipal Bond Fund
      Money Market Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income (other than net investment income that qualifies as an exempt-interest dividend) and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains, subject to certain holding period limitations and other limitations. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss, if you held the shares for 12 months or less, or long term capital gain or loss, if you held the shares for longer.

The Hawaii Municipal Bond Fund intends to distribute income that is exempt from both federal taxes and Hawaii state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                                                                    BUSINESS HISTORY
Martin Anderson                                         Partner, Goodsill Anderson Quinn & Stifel since
                                                        1951

Philip H. Ching*                                        Vice Chairman, First Hawaiian Bank (1968-1996)

Robert A. Nesher*                                       Currently performs various services on behalf of
                                                        SEI Investments, an affiliate of the Funds'
                                                        administrator and distributor, for which Mr.
                                                        Nesher is compensated; Executive Vice President of
                                                        SEI Investments (1986-1994); Director and
                                                        Executive Vice President of the Funds'
                                                        administrator and distributor (1981-1994)

Peter F. Sansevero                                      Regional Director of the Northwestern Region and
                                                        First Vice President, Merrill Lynch (1958-1997)

Manuel R. Sylvester                                     Managing Partner, Coopers & Lybrand L.L.P.
                                                        (1978-1992); Executive Partner, Coopers & Lybrand
                                                        L.L.P. (1992)

Jack Tsui*                                              President, Chief Operating Officer, Director,
                                                        First Hawaiian Bank (1994-2002); Vice Chairman,
                                                        Chief Credit Officer, BancWest Corporation
                                                        (2000-2002); Director, Bank of the West (2000-2002)

Joyce S. Tsunoda                                        Senior Vice President, University of Hawaii System
                                                        since 1989; Chancellor, Community
                                                        Colleges-University of Hawaii since 1983

*Messrs. Ching, Nesher and Tsui are Trustees who may be deemed "interested persons" of the Trust, as the term is defined in the Investment Company Act of 1940, as amended.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _____________, independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

For a share outstanding throughout the periods ended December 31,

                                    INVESTMENT ACTIVITIES                    DIVIDENDS AND DISTRIBUTIONS FROM
                           ----------------------------------------   -----------------------------------------------
                                                          NET
                              NET                       REALIZED        TOTAL
                             ASSET                        AND         INVESTMENT                            TOTAL
                             VALUE,        NET        UNREALIZED      ACTIVITIES      NET                 DIVIDENDS
                           BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT  CAPITAL       AND
                           OF PERIOD  INCOME (LOSS)   INVESTMENTS     OPERATIONS     INCOME     GAINS   DISTRIBUTIONS
                           ---------  -------------   -----------     ----------     ------     -----   -------------
HAWAII MUNICIPAL BOND FUND
2004
2003(1)
2002
2001
2000

MONEY MARKET FUND
2004
2003(1)
2002
2001(2)


                                                     RATIO OF     RATIO OF          RATIO OF
                            NET               NET    EXPENSES    EXPENSES TO          NET
                           ASSET            ASSETS,     TO         AVERAGE         INVESTMENT
                           VALUE,            END OF   AVERAGE    NET ASSETS     INCOME (LOSS) TO   PORTFOLIO
                           END OF   TOTAL    PERIOD     NET     EXCLUDING FEE       AVERAGE         TURNOVER
                           PERIOD  RETURN+   (000)    ASSETS       WAIVERS         NET ASSETS         RATE
                           ------  -------  -------   -------   -------------   ----------------  ------------
                                                      C>
HAWAII MUNICIPAL BOND FUND
2004
2003(1)
2002
2001
2000

MONEY MARKET FUND
2004
2003(1)
2002
2001(2)

+     TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
          TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON CLASS A SHARES. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*     ANNUALIZED.

(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

(2) COMMENCED OPERATIONS ON MAY 1, 2001.

AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                               BISHOP STREET FUNDS

INVESTMENT ADVISER

Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

SUB-ADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

                                     [LOGO]

                              [BISHOP STREET FUNDS]
                        [YOUR AVENUE TO SOUND INVESTMENT]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated [April 29], 2005 includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Fund's website: www.bishopstreetfunds.com.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds. Investors can receive free copies of the annual report and semi-annual reports on the Fund's website: www.bishopstreetfunds.com.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The Funds' Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

[BSF-PS-008-0600]

                       STATEMENT OF ADDITIONAL INFORMATION

                               BISHOP STREET FUNDS
                                 APRIL 29, 2005

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Bishop Street Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses, each dated April 29, 2005. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                                   EQUITY FUND
                                 INDEX PLUS FUND
                              STRATEGIC GROWTH FUND
                             TAX MANAGED EQUITY FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained without charge by calling 1-800-262-9565.

The Trust's financial statements and notes thereto contained in the Annual Report for the Funds for the fiscal year ended December 31, 2004, are herein incorporated by reference and deemed to be part of this SAI. A copy of the 2004 Annual Report must accompany the delivery of this SAI.

                              [BSF - 5X-002-0100]

                                TABLE OF CONTENTS
                                   (continued)

TABLE OF CONTENTS

                                                                                                          Page
THE TRUST......................................................................................            XXX
DESCRIPTION OF PERMITTED INVESTMENTS...........................................................            XXX
FUND INVESTMENTS AND PRACTICES.................................................................            XXX
INVESTMENT LIMITATIONS.........................................................................            XXX
THE ADVISER....................................................................................            XXX
THE SUB-ADVISERS...............................................................................            XXX
THE PORTFOLIO MANAGERS.........................................................................            XXX
THE ADMINISTRATOR..............................................................................            XXX
THE DISTRIBUTOR................................................................................            XXX
THE TRANSFER AGENT.............................................................................            XXX
THE CUSTODIAN..................................................................................            XXX
INDEPENDENT AUDITOR............................................................................            XXX
LEGAL COUNSEL..................................................................................            XXX
CODES OF ETHICS................................................................................            XXX
TRUSTEES AND OFFICERS OF THE TRUST.............................................................            XXX
REPORTING......................................................................................            XXX
PURCHASING AND REDEEMING SHARES................................................................            XXX
PRICING/DETERMINATION OF NET ASSET VALUE.......................................................            XXX
TAXES..........................................................................................            XXX
FUND PORTFOLIO TRANSACTIONS....................................................................            XXX
INFORMATION ABOUT PORTFOLIO HOLDINGS...........................................................            XXX
DESCRIPTION OF SHARES..........................................................................            XXX
VOTING.........................................................................................            XXX
SHAREHOLDER LIABILITY..........................................................................            XXX
LIMITATION OF TRUSTEES' LIABILITY..............................................................            XXX
PROXY VOTING...................................................................................            XXX
5% AND 25% SHAREHOLDERS........................................................................            XXX
FINANCIAL INFORMATION..........................................................................            XXX
APPENDIX A - DESCRIPTION OF RATINGS............................................................            A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES..............................................            B-1

                                    THE TRUST

GENERAL. Each Fund is a separate series of the Trust, an open-ended management investment company. The Trust is organized under Massachusetts law as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of Funds. Each Fund (except the Hawaii Municipal Bond Fund) is a "diversified" investment company.

Shareholders may purchase shares in certain Funds through two separate classes, Class A and Institutional Class, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A Shares and the Institutional Class Shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund votes separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. A Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                      DESCRIPTION OF PERMITTED INVESTMENTS

      The following information supplements the information about permitted investments set forth in the prospectuses.

                         FUND INVESTMENTS AND PRACTICES

LEGEND

%     - Maximum percentage permissible. All percentages shown are of total assets unless otherwise noted.

#     - No policy limitation; Fund may be currently using.

*     - Permitted, but not typically used.

-     - Not permitted.

MONEY MARKET FUNDS

                                                                 TREASURY
                                                 MONEY MARKET  MONEY MARKET
                                                     FUND          FUND
                                                 ------------  ------------
TRADITIONAL INVESTMENTS
Asset-Backed Securities                                  #(1)          -
Bank Obligations                                         #             -
Commercial Paper                                         #(1)          -
Corporate Debt Obligations                               #(2)          -
Municipal Securities                                     #(3)          -
Repurchase Agreements                                    #             #(4)
U.S. Government Agency and Treasury Obligations          #             #(5)
Zero Coupon Obligations                                  #             #(5)
Variable and Floating Rate Instruments                   #             -
Yankee Bonds                                             #             -
INVESTMENT PRACTICES
Borrowing                                               33%           33%
Illiquid Securities                                     10%(6)        10%(6)
Securities Lending                                  33 1/3%       33 1/3%
Standby Commitments                                     33%           33%
When-Issued Securities                                  33%           33%

1. Rated in the highest short-term rating category by S&P or Moody's, or unrated equivalent.

2. With remaining maturities of not more than 397 days rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the sub-adviser to be of comparable quality.

3. Rated in one of the two highest rating categories by S&P or Moody's, or unrated equivalent.

4.    Limited to repurchase agreements involving U.S. Treasury Obligations.

5.    Limited to U.S. Treasury Obligations.

6.    Percentage based on net assets, not total assets.

NON-MONEY MARKET FUNDS

                                                                                    TAX        HAWAII       HIGH
                                                              INDEX  STRATEGIC    MANAGED    MUNICIPAL     GRADE
                                                    EQUITY     PLUS    GROWTH      EQUITY       BOND       INCOME
                                                     FUND      FUND     FUND        FUND        FUND        FUND
                                                   ---------  -----  ----------  ----------  ----------  ----------
ADRs                                                  20%      XXX        #           #           -           #
Asset-Backed Securities                                -       XXX        -           -           -          35%(1)
Bank Obligations                                       -       XXX        -           -           -          35%(2)
Commercial Paper                                       -       XXX        -           -           -          35%(2)
Convertible Debt Securities                           35%(3)   XXX        -           *           -           -
Convertible Equity Securities                         35%      XXX        *           *           -           -
Corporate Debt Obligations                             -       XXX        -           -         20%(4)        #(2,5)
Equity Securities                                      #       XXX        #           #           -           -
Futures                                                -                  *           *           -           -
Investment Company Shares                             10%      XX%       10%         10%         10%         10%
Mortgage-Backed Securities                             -       XXX        -           -           -          35%(6)
Municipal Securities                                   -       XXX        -           -           #(7)        -
Options                                                -       XXX        *           *           -           -
Repurchase Agreements                                 20%      XXX        *           *          20%(4)      20%
Restricted Securities                                 15%      XX%       15%         15%         15%         15%
Securities of Foreign Issuers                          *       XXX        *           *           -           #(2)
Supranational Agency Obligations                       -       XXX        -           -           -          35%(8)
U.S. Government Agency and Treasury Obligations        -       XXX        -           -          20%(4)       #(9)
Variable & Floating Rate Instruments                   -       XXX        -           -           #           #
Zero Coupon Obligations                                -       XXX        -           -           #           #
INVESTMENT PRACTICES
Borrowing                                             33%      XX%       33%         33%         33%         33%
Illiquid Securities                                   15%(4)   XX%       15%(4)      15%(4)      15%(4)      15%(4)
Securities Lending                                33 1/3%      XX%   33 1/3%     33 1/3%     33 1/3%     33 1/3%
Standby Commitments                                   33%      XX%       33%         33%         33%         33%
When-Issued Securities                                33%      XX%       33%         33%         33%         33%

1. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalents.

2. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent.

3.    May not invest more than 20% in convertible debt securities.

4.    Percentage is based on net assets, not total assets.

5. May invest up to 20% of the Fund's net assets in securities rated BBB by S&P or BAA by Moody's, or unrated equivalent.

6. Rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent including privately issued mortgage-backed securities rated A or higher by S&P or Moody's, or unrated equivalents.

7. Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from federal and Hawaii state income taxes.

8. May not invest more than 20% in obligations not rated in the three highest ratings categories by S&P or Moody's, or unrated equivalent.

9.    May invest in U.S. Treasury Receipts.

      AMERICAN DEPOSITARY RECEIPTS ("ADRs") are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

      ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMs") are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

      ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

      BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

      COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

      EQUITY SECURITIES represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

      FOREIGN SECURITIES - U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

      FUTURES AND OPTIONS ON FUTURES - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5, and, therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

      An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

      When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the Investment Company Act of 1940 (the "1940 Act") or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

      A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

      A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

      There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

      GNMA SECURITIES - Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

      GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by an U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

      ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

      INVESTMENT COMPANY SHARES - Shares of other mutual funds that may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the 1940 Act, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition,
(i) the Fund would own more than 3% of the total voting stock of the company,
(ii) securities issued by any one investment company represented more than 5% of the Fund's assets, or (iii) securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

      MORTGAGE-BACKED SECURITIES - Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family properties).

      Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.

      REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

      MUNICIPAL SECURITIES - Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

      Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

      Investments in floating rate instruments will normally involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

      The Adviser has the authority to purchase securities at a price that would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions that the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to determine initially and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

      Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

      The ability of issuers to pay interest on, and repay principal of, Hawaii municipal securities may be affected by: (1) the general financial condition of the State of Hawaii; (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Hawaii laws and regulations.

      Municipal securities, which are payable only from the revenues derived from a particular facility, may be adversely affected by Hawaii laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured, in whole or in part, by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations that restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws that limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

      OPTIONS - Put and call options for the various securities and indices are traded on national securities exchanges. As consistent with the Strategic Growth and Tax Managed Equity Funds' investment objectives, options may be used by the Funds from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

      A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Funds may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

      Although the Funds may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Funds are permitted to engage in option transactions with respect to securities that are permitted investments and related indices. If the Funds write call options, they will write only covered call options.

      OTHER INVESTMENTS - The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company. However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the sub-advisers.

      PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

      REPURCHASE AGREEMENTS are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

      Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

      RESTRICTED SECURITIES are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and the Fund may invest up to 15% (10% for money market funds) of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

      SECURITIES LENDING - Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value of the securities lent at all times. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

      STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

      STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS") are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

      SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

      U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the agency or instrumentality.

      U.S. TREASURY OBLIGATIONS consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers and created by depositing U.S. Treasury obligations into a special account at a custodian bank. The Funds' custodian holds the income from the receipts for the benefit of the receipt owners.

      VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations that may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

      VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices.

      WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

      Segregated accounts will be established with the Funds' custodian and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

      YANKEE BONDS are U.S. dollar denominated debt obligations issued by the U.S. by foreign banks and corporations.

      ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

      Each Fund's investment goal and the following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

1. Invest more than 25% of its assets in any one industry, except that (1) the Money Market Funds may do so with respect to U.S. government obligations and U.S. bank obligations, and (2) the Strategic Growth Fund may concentrate in an industry (or group of industries) to approximately the same extent that their sub-adviser's quantitative models generate a concentration in that industry (or group of industries). This limitation does not apply to the Hawaii Municipal Bond Fund, but the Fund will not invest more than 25% of its assets in securities of non-governmental entities that are in the same industry.

2. Invest more than 5% of its assets in the securities of any one issuer (except for the Hawaii Municipal Bond Fund).

3. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund's net assets (except that this restriction does not apply to the Hawaii Municipal Bond
      Fund).

4.    Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

6. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) each Fund may enter into repurchase agreements; and (c) each Fund may engage in securities lending.

7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

9. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

In addition, the Hawaii Municipal Bond Fund:

14. Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from regular federal and Hawaii state income taxes.

NON-FUNDAMENTAL POLICIES

      The following investment limitations are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

1. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all money market funds, for which the limit is 10%).

2. The Equity Fund and the Tax Managed Equity Fund each shall invest at least 80% of its net assets, under normal circumstances, in common stocks and other equity securities. This non-fundamental policy may be changed by the Funds' Board of Trustees upon at least 60 days' notice to the relevant Fund's shareholders.

3. The High Grade Income Fund shall invest at least 80% of its net assets, under normal circumstances, in high-grade U.S. dollar-denominated debt obligations. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

4. The Treasury Money Market Fund shall invest at least 80% of its assets, under normal circumstances, in U.S. Treasury obligations (including repurchase agreements fully-collateralized by U.S. Treasury obligators). This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

      The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

      GENERAL. The Adviser, Bishop Street Capital Management, is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are subsidiaries of BNP Paribas. The BNP Paribas Group was established in 1848 and is active in over 85 countries. BNP Paribas has three core lines of business that operate independently within the organization: investment banking, asset management and specialized financial services. The Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by the Trustees of the Trust. The principal business address of the Adviser is 999 Bishop Street, Honolulu, Hawaii 96813. As of December 31, 2004, total assets under management were approximately $3.0 billion.

      ADVISORY AGREEMENT WITH THE TRUST. The Trust and First Hawaiian Bank entered into an advisory agreement (the "Advisory Agreement") dated March 31, 1999. BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Funds. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Trust, and the obligations contained in that Agreement were assumed by Bishop Street Capital Management. At the time of this change, Bishop Street Capital Management employed the same investment personnel that managed the Funds under First Hawaiian Bank, and the management and control of the Adviser, as well as the services provided, remained the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

      The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent that would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

      The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

      ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of [0.74]% of the daily average net assets of each of the Equity, the Strategic Growth and the Tax Managed Equity Funds, [0.55]% of the daily average net assets of the High Grade Income Fund, 0.35% of the daily average net assets of the Hawaii Municipal Bond Fund, [0.30]% of the daily average net assets of the Money Market Fund, and [0.30]% of the daily average net assets of the Treasury Money Market Fund. Advisory fees are charged separately for each Fund, and are calculated and charged to each class of shares (if more than one class is offered) based on net assets.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                                                               ADVISORY FEES VOLUNTARILY WAIVED BY
                                       ADVISORY FEES PAID BY FUND                              ADVISER
                                ---------------------------------------      ---------------------------------------
FUND                               2002             2003           2004         2002            2003            2004
--------------------------      ----------       ----------        ----      ----------       ----------        ----
Equity Fund                     $1,315,140       $1,020,780        $XXX      $   57,744       $   52,383        $XXX
Index Plus Fund                          +                +           +               +                +           +
Strategic Growth Fund           $   71,423*      $  217,681        $XXX      $   17,540*      $        0        $XXX
Tax Managed Equity Fund         $   24,712*      $  224,444        $XXX      $    9,734*      $   58,339        $XXX
High Grade Income Fund          $  723,283       $  741,247        $XXX      $  124,958       $  133,643        $XXX
Hawaii Municipal Bond Fund      $  635,981       $  645,829        $XXX      $  282,626       $  326,319        $XXX
Money Market Fund               $  829,830       $  691,553        $XXX      $  210,069       $  208,856        $XXX
Treasury Money Market Fund      $1,055,966       $  949,989        $XXX      $  524,554       $  474,995        $XXX

*     Not in operation for a full fiscal year.

+     Not in operation during this period.

                                THE SUB-ADVISERS

WELLINGTON MANAGEMENT COMPANY, LLP

      GENERAL. Wellington Management Company, LLP ("Wellington Management"), serves as a sub-adviser and manages the Money Market and Treasury Money Market Funds' assets on a day-to-day basis. Wellington Management selects, buys, and sells securities for the Funds under the supervision of the Adviser and the Board of Trustees. As of December 31, 2004, Wellington Management had approximately $470 billion in assets under management.

      WELLINGTON MANAGEMENT'S SUB-ADVISORY AGREEMENT WITH THE ADVISER. First Hawaiian Bank entered into a sub-advisory agreement with Wellington Management dated March 31, 1999, relating to the Money Market and Treasury Money Market Funds. Bishop Street Capital Management, the investment advisory subsidiary created by BancWest Corporation, assumed all investment advisory duties and responsibilities of First Hawaiian Bank. All obligations and responsibilities of First Hawaiian Bank to Wellington Management under the existing sub-advisory contract were assumed by Bishop Street Capital Management.

      SUB-ADVISORY FEES PAID TO WELLINGTON MANAGEMENT. Under the Sub-Advisory Agreement, Wellington Management is entitled to fees calculated daily and paid monthly at an annual rate of 0.075% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and 0.020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. These fees are paid by the Adviser, and Wellington Management receives no advisory fees directly from these Funds.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                     SUB-ADVISORY FEES PAID               SUB-ADVISORY FEES WAIVED
                                           BY ADVISER                           BY WELLINGTON
                                --------------------------------      --------------------------------
FUND                              2002          2003        2004        2002          2003        2004
--------------------------      --------      --------      ----      --------      --------      ----
Money Market Fund               $176,193      $139,089      $XXX      $      0      $      0      $XXX

Treasury Money Market Fund      $224,529      $190,015      $XXX      $      0      $      0      $XXX

BNP PARIBAS ASSET MANAGEMENT, INC.

      GENERAL. BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the Strategic Growth Fund's sub-adviser and manages the Fund's portfolio on a day-to-day basis. BNP PAM selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees. BNP PAM is an affiliate of the Adviser and a subsidiary of BNP Paribas. BNP PAM Inc. is an investment adviser registered as such with the SEC under the Advisers Act. It has the capability to manage and/or advise on the investment activities for a range of managed accounts for which it has been appointed by clients as investment adviser and to provide investment advisory services in connection with such accounts by using the services of various capable individuals, including individuals ("associated persons", as used by the SEC in the Unibanco No Action letter of July 28, 1992) who are employed by or seconded to BNP Paribas Asset Management SA ("BNP PAM SA "). As of December 31, 2004, BNP PAM SA had approximately $3.1 billion in assets under management for U.S. equity products and approximately $264 billion in assets under management worldwide.

      BNP PAM'S SUB-ADVISORY AGREEMENT WITH THE ADVISER. The Adviser entered into a sub-advisory agreement with BNP PAM dated July 1, 2002, relating to the Strategic Growth Fund.

      SUB-ADVISORY FEES PAID TO BNP PAM. Under the Sub-Advisory Agreement, BNP PAM is entitled to fees calculated daily and paid monthly at an annual rate of 0.37% of the Strategic Growth Fund's average daily net assets (less any waivers). These fees are paid by the Adviser, and BNP PAM receives no advisory fees directly from the Fund. For the fiscal year ended December 31, 2004, BNP PAM received $222,752 of advisory fees and waived [$0] of those fees.

                             THE PORTFOLIO MANAGERS

      This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

      COMPENSATION. The Adviser compensates each portfolio manager for his management of the Funds. All portfolio managers' compensation consists of an annual salary, discretionary bonus and deferred compensation through the bank's 401(k) and profit sharing plan. The Adviser's profitability is a factor in determining the bonus pool availability, however, any bonus amounts paid are purely discretionary.

      BNP PAM compensates each portfolio manager for the management of his Funds. BNP PAM offers a global remuneration policy based on market levels, as well as each staff member's level of service and expertise. In addition to an employee's base salary, there is also a bonus designed to reward superior performance. The variable part of our compensation system may represent up to 50% or more of total compensation and, for senior staff members, there is a stock option program based on BNP Paribas shares listed on the Paris Bourse. The overall amount available for such incentives is essentially driven by the company's global results and the allocation of these options is then based on individual performance.

      BNP Paribas PAM is a 100% consolidated subsidiary of its parent, BNP Paribas Group. An employee share purchase program (of BNP Paribas shares) subject to certain vesting rules is made available to all employees.

      For investment professionals, BNP PAM's remuneration policy is as follows:

      The fixed salary reflects each portfolio manager's level of service and expertise, and takes into consideration salary levels in the marketplace.

      There is no exact formula for calculating bonuses. The bonus, paid annually, takes into account the following factors:

   - The performance of the portfolios managed by the fund manager, compared to a benchmark (in this case, the Standard & Poor's 500) or compared to competitors, over a three year period;

   - The contribution of the fund manager to business development and to client service; and

   - Their contribution to the development of the investment process. For instance, the fund manager monitors the research that is carried out by analysts and generates ideas or adjustments that should be researched.

      For some portfolio managers whose fixed salaries are particularly high, a portion of the bonus is paid in shares that can be sold during the following three years. In addition, BNP PAM's Board of Directors can attribute a stock option program to those who generated exceptional performances.

      PORTFOLIO MANAGER OWNERSHIP. As of the most recently completed fiscal year, none of the portfolio managers had "beneficial ownership" of shares of the Funds. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows (note that the accounts are not subject to a performance-based advisory fee):

      BISHOP STREET CAPITAL MANAGEMENT:

                                                OTHER POOLED
                      REGISTERED INVESTMENT      INVESTMENT
                            COMPANIES             VEHICLES       OTHER ACCOUNTS
                      ----------------------  ----------------  ----------------
                                TOTAL ASSETS
                       NUMBER    [NOTE: NOT    NUMBER            NUMBER
                         OF       INCLUDING      OF      TOTAL     OF     TOTAL
NAME                  ACCOUNTS     FUNDS]     ACCOUNTS  ASSETS  ACCOUNTS  ASSETS
--------------------  --------  ------------  --------  ------  --------  ------
Kenneth Miller           XXX        XXX         XXX      XXX      XXX      XXX
M'Liss Hualani Moore     XXX        XXX         XXX      XXX      XXX      XXX
Christopher Borden       XXX        XXX         XXX      XXX      XXX      XXX
Jennifer Carias          XXX        XXX         XXX      XXX      XXX      XXX

      BNP PAM:

                       REGISTERED INVESTMENT       OTHER POOLED
                            COMPANIES           INVESTMENT VEHICLES        OTHER ACCOUNTS
                   ------------------------    --------------------     --------------------
                                                                          NUMBER
                    NUMBER OF        TOTAL       NUMBER OF    TOTAL         OF         TOTAL
NAME                 ACCOUNTS        ASSETS      ACCOUNTS     ASSETS     ACCOUNTS     ASSETS
----------------    ---------       --------     ---------    ------     --------     -------
H. Goye                 2           $2270.56         0          $0          5         $725.19
C. Locapriya            2           $2270.56         0          $0          5         $725.19
M-L Diaz Blanco         2           $2270.56         0          $0          5         $725.19
Y. Ait Manna            2           $2270.56         0          $0          5         $725.19
B. Taillardat           2           $2270.56         0          $0          5         $725.19

      CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

                                THE ADMINISTRATOR

      GENERAL. SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services) (the "Administrator"), a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator and the Trust's principal underwriter, SEI Investments Distribution Co., are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

      ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated January 27, 1995 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Funds.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

      ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of average daily net assets of each Fund.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                                                        ADMINISTRATIVE FEES VOLUNTARILY
                                ADMINISTRATIVE FEES PAID BY FUND            WAIVED BY ADMINISTRATOR
                                ---------------------------------      ---------------------------------
FUND                              2002           2003        2004        2002           2003        2004
------------                    --------       --------      ----      --------       --------      ----
Equity Fund                     $355,443       $275,887      $XXX      $157,177       $125,475      $XXX

Index Plus Fund                         +              +         +             +              +         +

Strategic Growth Fund           $ 19,304*      $ 58,833      $XXX      $  8,633*      $ 25,766      $XXX

Tax Managed Equity Fund         $  6,679*      $ 60,660      $XXX      $  1,918*      $ 26,487      $XXX

High Grade Income Fund          $263,012       $269,544      $XXX      $116,238       $117,755      $XXX

Hawaii Municipal Bond Fund      $363,418       $369,045      $XXX      $236,221       $239,879      $XXX

                                                                        ADMINISTRATIVE FEES VOLUNTARILY
                                ADMINISTRATIVE FEES PAID BY FUND            WAIVED BY ADMINISTRATOR
                                ---------------------------------      ---------------------------------
FUND                              2002           2003        2004        2002           2003        2004
--------------                  --------       --------      ----      --------       --------      ----
Money Market Fund               $553,183       $461,036      $XXX      $244,585       $201,415      $XXX

Treasury Money Market Fund      $703,969       $633,326      $XXX      $311,189       $277,355      $XXX

*     Not in operation for a full fiscal year.

+     Not in operation during this period.

                                 THE DISTRIBUTOR

         The Trust and SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, are parties to a distribution agreement dated January 27, 1995 (the "Distribution Agreement") whereby the Distributor acts as a principal underwriter for the continuous offering of the Funds' shares on a "best efforts" basis. The Distributor and the Administrator are both wholly-owned subsidiaries of SEI Investments.

         The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

         Class A Shares of the Hawaii Municipal Bond Fund and the Money Market Fund are offered to the public at the net asset value per share plus any applicable front-end sales charges (the "offering price"). The Distributor collects the sales charges and pays a portion of the sales charges to dealers in accordance with the reallowance schedule below. The remainder of the offering price (i.e., the difference between the offering price and the applicable sales charges) is the amount of the purchaser's investment in the Fund. The Distributor collected and retained sales charges in the amounts shown for the fiscal periods ended December 31, 2002, 2003 and 2004:

                                                                                 DOLLAR AMOUNTS
                                                                                OF SALES CHARGES
                                   DOLLAR AMOUNT OF SALES CHARGES         RETAINED BY SEI INVESTMENTS
                                ------------------------------------      ---------------------------
FUND                               2002            2003         2004       2002       2003       2004
--------------------------      ----------      ----------      ----      -----      ------      ----
Hawaii Municipal Bond Fund      $  120,828      $2,104,313      $XXX      $   0      $    0      $XXX
Money Market Fund*                     N/A             N/A       N/A        N/A         N/A       N/A

* Class A Shares of the Money Market Fund do not have a front end sales charge.

      Depending upon the amount of an investment in Class A Shares, the front-end sales charge reallowed to dealers will vary:

HAWAII MUNICIPAL BOND FUND

                                               DEALER REALLOWANCE AS A PERCENTAGE
INVESTMENT AMOUNT:                                     OF OFFERING PRICE
---------------------------------              ----------------------------------
Less than $50,000                                            4.25%
$50,000 but less than $100,000                               4.00%
$100,000 but less than $250,000                              3.50%
$250,000 but less than $500,000                              2.50%
$500,000 but less than $1,000,000                            2.00%
$1,000,000 and over                                          0.00%*

*Even though you do not pay a sales charge on purchases of $1,000,000 or more, the Distributor may pay dealers a 1% commission for these transactions.

      Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount it pays to third parties.

      For the fiscal year ended December 31, 2004, the Distributor paid the entire amount of fees received under the Service Plan to First Hawaiian Bank for shareholder services that it performed for the Funds' shareholders.

      DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") for the Class A Shares of the Hawaii Municipal Bond Fund and the Money Market Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. The Plan is expected to benefit the Funds through growth of assets and enhanced shareholder services. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the independent Trustees.

      The Plan provides that Class A Shares of the Hawaii Municipal Bond Fund and the Money Market Fund will pay the Distributor a fee of .25% of the average daily net assets of the Shares for distribution-related services. From this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. First Hawaiian Bank, an affiliate of the Adviser and BNP PAM, may act as an Agent and receive payments from the Distributor for shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

      For the fiscal year ended December 31, 2004, the Funds' Class A Shares incurred the following expenses under the Plan:

                                                  AMOUNT PAID TO 3RD PARTIES
                     TOTAL (AS A                    BY THE DISTRIBUTOR FOR
                      % OF NET         TOTAL         DISTRIBUTION RELATED        SALES     PRINTING    OTHER
       FUND            ASSETS)      ($ AMOUNT)       SERVICES ($ AMOUNT)       EXPENSES      COSTS     COSTS
-----------------    -----------    ----------    --------------------------   --------    --------    -----
    CLASS A
Hawaii Municipal
Bond Fund                XX%           $XXX                  $XXX                 XXX         XXX       XXX
Money Market Fund        XX%           $XXX                  $XXX                 XXX         XXX       XXX

      Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                               THE TRANSFER AGENT

      DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105, serves as the Funds' transfer agent and dividend-paying agent.

                                  THE CUSTODIAN

      Union Bank of California, N.A. (the "Custodian"), San Francisco, California 94104, serves as the Funds' custodian, and is responsible for maintaining the custody of each Fund's assets.

                               INDEPENDENT AUDITOR

      _____________________ serves as the Funds' independent registered public accounting firm, and is responsible for auditing each Fund's financial statements.

                                  LEGAL COUNSEL

      Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Funds.

                                 CODES OF ETHICS

      The Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the sub-advisers, and the Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Adviser, sub-advisers, and Distributor is on file with the SEC and is available to the public.

                       TRUSTEES AND OFFICERS OF THE TRUST

      BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing all of the Trust's Funds (currently, seven series). The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

      MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

      The following Trustees may be deemed to be "interested persons" of the Trust as defined by the 1940 Act:

      PHILIP H. CHING (DOB 01/11/31) - Trustee since 1994 - Retired since 1996; Vice Chairman, First Hawaiian Bank (1968-1996). Mr. Ching is an "affiliated person" of both the Trust and the Adviser (as that term is defined in the 1940
Act).

      ROBERT A. NESHER (DOB 08/17/46) - Chairman of the Board of Trustees since 1998 - Currently performs various services on behalf of SEI Investments, an affiliate of the Funds' administrator and distributor, for which Mr. Nesher is compensated; Executive Vice President of SEI Investments, 1986-1994; Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust,

SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

      JACK TSUI (DOB 3/20/38) - Trustee since 2004 - President, Chief Operating Officer, Director, First Hawaiian Bank (1994-2002) - Vice Chairman, Chief Credit Officer, BancWest Corporation (2000-2002) - Director, Bank of the West (2000-2002).

      The following Trustees are not viewed as "interested persons" of the
Trust:

      MARTIN ANDERSON (DOB 11/16/23) - Trustee since 1994 - Partner, Goodsill, Anderson, Quinn & Stifel (law firm) since 1951.

      PETER F. SANSEVERO (DOB 01/06/33) - Trustee since 1999 - Retired since 1997; Regional Director of the Northwest Region and First Vice President, Merrill Lynch (financial services firm) (1958-1997).

      MANUEL R. SYLVESTER (DOB 06/20/30) - Trustee since 1994 - Retired since 1992; Managing Partner, Coopers & Lybrand L.L.P. (accounting firm) (1978-1992); Executive Partner, Coopers & Lybrand L.L.P. (accounting firm) (1992).

      JOYCE S. TSUNODA (DOB 01/01/38) - Trustee since 1994 - Emeritus Chancellor, University of Hawaii Community Colleges - University of Hawaii since 2004; Distinguished Visiting Senior Scholar - East-West Center since 2004; Vice President, International Education - University of Hawaii since 2003; Senior Vice President - University of Hawaii System (1989-2003); Chancellor - Community Colleges - University of Hawaii (1983-2003).

      BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Anderson, Sansevero, and

Sylvester and Ms. Tsunoda currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met twice during the Trust's most recently completed fiscal year.

      FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sansevero currently serve as members of the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

      NOMINATING AND COMPENSATION COMMITTEE. The Board has a standing Nominating and Compensation Committee that is composed of the Board's independent Trustees. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill any vacancies on the Board. Messrs. Anderson, Sansevero, and Sylvester and Ms. Tsunoda currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met three times during the Trust's most recently completed fiscal year.

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT WITH THE ADVISER AND THE SUB-ADVISORY AGREEMENTS WITH WELLINGTON MANAGEMENT AND BNP PAM. As previously discussed, the Board's continuance of the Advisory Agreement and the Sub-Advisory Agreements with Wellington Management and BNP PAM must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Sub-Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement and Sub-Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser, Wellington Management and BNP PAM. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement and Sub-Advisory Agreements for another year.

      Before this year's meeting, the Board requested and received written materials from the Adviser, Wellington Management and BNP PAM about: (a) the quality of the Adviser's, Wellington Management's and BNP PAM's investment management and other services; (b) the Adviser's,Wellington Management's and BNP PAM's investment management personnel; (c) the Adviser's, Wellington Management's and BNP PAM's operations and financial condition; (d) the Adviser's, Wellington Management's and BNP PAM's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser, Wellington Management and BNP PAM charges the Fund compared with the fees they charge to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's, Wellington

Management's, and BNP PAM's profitability from its Fund-related operations; (h) the Adviser's, Wellington Management's and BNP PAM's compliance systems; (i) the Adviser's, Wellington Management's and BNP PAM's policies on and compliance procedures for personal securities transactions; (j) the Adviser's, Wellington Management's and BNP PAM's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

      At the meeting, representatives from the Adviser, Wellington Management and BNP PAM presented additional oral and written information to the Board to help the Board evaluate the Adviser's, Wellington Management's and BNP PAM's advisory fees and other aspects of the Advisory and Sub-Advisory Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's, Wellington Management's and BNP PAM's oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory and Sub-Advisory Agreements are fair and reasonable; (b) concluded that the Adviser's, Wellington Management's and BNP PAM's advisory fees are reasonable in light of the services that the Adviser, Wellington Management and BNP PAM provide to the Funds; and
(c) agreed to renew the Advisory and Sub-Advisory Agreements for another year.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of each Fund's shares as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than [1%] of the outstanding shares of each Fund's share class.

      As of December 31, 2004:

                                                DOLLAR    DOLLAR    DOLLAR               DOLLAR
                           DOLLAR     DOLLAR   RANGE OF  RANGE OF  RANGE OF    DOLLAR   RANGE OF
                DOLLAR    RANGE OF   RANGE OF    FUND      FUND      FUND     RANGE OF    FUND     AGGREGATE
               RANGE OF     FUND       FUND     SHARES    SHARES     SHARES     FUND     SHARES     DOLLAR
                 FUND      SHARES     SHARES     (TAX     (HIGH     (HAWAII    SHARES   (TREASURY  RANGE OF
                SHARES   (STRATEGIC   (INDEX   MANAGED    GRADE    MUNICIPAL   (MONEY     MONEY     SHARES
               (EQUITY     GROWTH      PLUS     EQUITY    INCOME      BOND     MARKET     MARKET     (ALL
    NAME        FUND)      FUND)       FUND)    FUND)     FUND)      FUND)      FUND)     FUND)     FUNDS)
-------------  --------  ----------  --------  --------  --------  ---------  --------  --------- ----------
Mr. Ching*       XXX       XXX         XXX       XXX       XXX        XXX       XXX        XXX       XXX
Mr. Nesher*      XXX       XXX         XXX       XXX       XXX        XXX       XXX        XXX       XXX
Mr. Tsui*        XXX       XXX         XXX       XXX       XXX        XXX       XXX        XXX       XXX
Mr. Anderson     XXX       XXX         XXX       XXX       XXX        XXX       XXX        XXX       XXX
Mr. Sansevero    XXX       XXX         XXX       XXX       XXX        XXX       XXX        XXX       XXX
Mr. Sylvester    XXX       XXX         XXX       XXX       XXX        XXX       XXX        XXX       XXX
Ms. Tsunoda      XXX       XXX         XXX       XXX       XXX        XXX       XXX        XXX       XXX

* Messrs. Ching, Nesher and Tsui are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

      BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

                                              PENSION OR
                                              RETIREMENT                        TOTAL COMPENSATION
                                           BENEFITS ACCRUED  ESTIMATED ANNUAL  FROM REGISTRANT AND
                              AGGREGATE    AS PART OF FUND    BENEFITS UPON    FUND COMPLEX PAID TO
NAME OF PERSON AND POSITION  COMPENSATION      EXPENSES         RETIREMENT           TRUSTEES
---------------------------  ------------  ----------------  ----------------  --------------------
Mr. Philip H. Ching*             XXX            XXX               XXX                  XXX
Mr. Robert A. Nesher *           XXX            XXX               XXX                  XXX
Mr. Jack Tsui*                   XXX            XXX               XXX                  XXX
Mr. Martin Anderson              XXX            XXX               XXX                  XXX
Mr. Peter S. Sansevero           XXX            XXX               XXX                  XXX
Mr. Manuel R. Sylvester          XXX            XXX               XXX                  XXX
Ms. Joyce S. Tsunoda             XXX            XXX               XXX                  XXX

* Messrs. Ching, Nesher and Tsui are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

      TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length and term of office and the principal occupations for the last five years of each person currently serving as an executive officer of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

      ROBERT A. NESHER (DOB 08/17/46) - President since May 1998 - See page 26 for further information.

      TIMOTHY D. BARTO* (DOB 03/28/68) - Assistant Secretary since May 2000 - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999.

      LORI K. FOO (DOB 7/7/57) - Vice President and Assistant Secretary since August 2002 - Compliance Officer and Assistant Vice President for First Hawaiian Bank since 1994. Ms. Foo is an "affiliated person" of both the Fund and the Adviser (as that term is defined in the 1940 Act).

      LYDIA A. GAVALIS* (DOB 06/05/64) - Vice President and Assistant Secretary since May 1998 - Vice President and Assistant Secretary of SEI Investments, the Administrator, and the Distributor since 1998.

      PETER GOLDEN* (DOB 06/27/64) - Treasurer & Controller since May 2003 - Accounting Director of the Administrator since June 2001. Vice President of Funds Administration , J.P. Morgan Chase & Co. (financial services group) (2000-2001). Vice President of Pension and Mutual Fund Accounting, Chase Manhattan Bank (financial services group) (1997-2000).

      PHILIP T. MASTERSON - [TO BE INSERTED.]

      CHRISTINE M. MCCULLOUGH* (DOB 12/02/60) - Assistant Secretary since May 2000 - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999.

      JOHN C. MUNCH* (DOB 5/7/71) - Vice President and Secretary since February 2002 - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001.

      JOHN MUNERA* (DOB 1/14/63) - Vice President and Assistant Secretary since February 2003 - Compliance Officer since July 2000. Anti-Money Laundering and Anti-Fraud Specialist and Instructor, Federal Reserve Bank of Philadelphia, Banking Supervision & Regulation Division (1988-2000).

      RYAN USHIJIMA - [TO BE INSERTED.]

      WILLIAM E. ZITELLI, JR.* (DOB 06/14/68) - Vice President and Assistant Secretary since November 2000 - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (financial services group) (1998-2000).

      * This person is an "affiliated person" of both the Trust and the Distributor (as that term is defined in the 1940 Act).

                                    REPORTING

      The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                         PURCHASING AND REDEEMING SHARES

      Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares, calculated to three decimal places.

      It is currently the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust of up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

      The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the sub-advisers, the Administrator and/or the Custodian are not open for business.

                    PRICING/DETERMINATION OF NET ASSET VALUE

      GENERAL POLICY. Fund shares are offered to the public at net asset value per share (plus any applicable sales charges). Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of outstanding shares. The Fund's valuation policies are based on Section 2(a)(41) of and Rule 2a-4 under the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

      EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. If such prices are not available, the security will be valued at fair value as determined in good faith by the Board of Trustees.

      MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees. The money market funds' valuation methodologies are based on Rule 2a-7 under the 1940 Act.

      USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

      WAIVER OF SALES CHARGES. The front-end sales charges will be waived on Class A Shares purchased by: (a) present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries; (b) persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries; and (c) persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed.

      These waivers have been instituted in recognition of the significant amounts that the above categories of persons and entities invest in the Funds, and are designed to promote and further support these distribution channels.

                                      TAXES

      The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

      FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

      QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

      In order to be taxable as a RIC, each Fund must distribute at least 90% of its net investment taxable income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, securities of two or more issuers (other than securities of other RICs) that the Fund controls and that are engaged in the same, similar or related trades or business, or securities of one or more qualified publicly traded partnerships.

      Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

      If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. The Board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

      Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

      A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

      The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

      If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

      Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

      In certain cases, the Funds will be required to withhold, at the applicable withholding rates, and remit to the United States Treasury, an amount from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a resident alien).

      In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

      Certain distributions from a Fund may qualify as qualified dividend income. Qualified dividend income distributed to any individual is taxable at the lower, long-term capital gains rates. A distribution from a Fund generally qualifies as qualified dividend income to the extent it was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations, including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the long-term capital gains rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008.

      FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

      Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

      STATE TAXES. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund. Many states grant tax-free status to dividends paid by mutual funds to fund shareholders from interest the fund earned on direct obligations of the U.S. government, subject in some states to certain requirements. Investments in Government National Mortgage Association and Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

      ADDITIONAL CONSIDERATIONS FOR HAWAII MUNICIPAL BOND FUND. The Hawaii Municipal Bond Fund intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Hawaii Municipal Bond Fund's net tax-exempt interest income will be "exempt interest dividends" that may be excluded from shareholders' gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral income tax consequences, including alternative minimum tax consequences, as discussed below.

      Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Hawaii Municipal Bond Fund intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

      The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Hawaii Municipal Bond Fund and will be applied uniformly to all dividends declared with respect to the Fund during that year. This percentage may differ from the actual percentage for any particular day.

      The deduction for interest on indebtedness incurred or continued by shareholders to purchase or carry Shares of the Hawaii Municipal Bond Fund will be limited for federal income tax purposes to the extent that any portion of such Fund's distributions consist of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

      Any loss on the sale or exchange of shares of the Hawaii Municipal Bond Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares of the Hawaii Municipal Bond Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses, in trade or business, a part of such a facility.

      Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Hawaii Municipal Bond Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

      Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

      The Hawaii Municipal Bond Fund may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional tax benefit from the receipt of exempt-interest dividends.

      The state and local tax consequences of an investment in the Fund may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such consequence.

      HAWAII TAXATION. The State of Hawaii has specifically adopted Sections 852 and 855 of the Code for the purposes of calculating the Fund's taxable income, which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders that are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Hawaii Department of Taxation has confirmed that interest income on obligations issued by the U.S. government and its territories is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations that produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distribution will be subject to Hawaii income tax.

                           FUND PORTFOLIO TRANSACTIONS

      BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

      In addition, an adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the advisers and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the advisers believe that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

      For the fiscal years ended December 31, 2002, 2003 and 2004, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                                AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                ------------------------------------------------------
          FUND                    2002                   2003                    2004
---------------------------     --------               --------                  -----
Equity Fund                     $306,892               $156,464                  $XXX
Index Plus Fund                     +                      +                       +
Strategic Growth Fund           $ 45,252*              $ 72,004                  $XXX
Tax Managed Equity Fund         $ 26,869*              $ 37,322                  $XXX
High Grade Income Fund          $      0               $      0                  $XXX
Hawaii Municipal Bond Fund      $      0               $      0                  $XXX
Money Market Fund               $      0               $      0                  $XXX
Treasury Money Market Fund      $      0               $      0                  $XXX

* Not in operation for a full fiscal year.

+ Not in operation during this period.

      BROKERAGE SELECTION. The Trust relies on the advisers to select brokers for Fund portfolio transactions. The advisers do not expect to use one particular broker or dealer for Fund portfolio transactions. The advisers select brokers based on the broker's ability to provide "best execution." The advisers consider a number of factors when selecting brokers, such as the broker's reputation and level of experience, the broker's ability to handle block trades and difficult transactions, commission rate, timeliness and accuracy of execution and settlement, the broker's familiarity with the market, the broker's reliability and integrity, the broker's fairness in resolving any disputes with respect to a trade, the time and size of the order and execution, available liquidity and current market conditions. In addition, when one or more brokers are believed capable of providing the best combination of price and execution, a Fund's adviser may select a broker based upon brokerage or research services provided to the adviser. An adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the brokerage or research services provided.

      Section 28(e) of the 1934 Act permits an adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, an adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

      To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. An adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by an adviser will be in addition to and not in lieu of the services required to be performed by a Fund's adviser under the Advisory Agreement. Any advisory or other fees paid to an adviser are not reduced as a result of the receipt of research services.

      In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

      From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

      For the fiscal year ended December 31, 2004, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

                               TOTAL DOLLAR AMOUNT OF                     TOTAL DOLLAR AMOUNT OF
                              BROKERAGE COMMISSIONS FOR              TRANSACTIONS INVOLVING BROKERAGE
           FUND                  RESEARCH SERVICES                   COMMISSIONS FOR RESEARCH SERVICES
---------------------------   -------------------------              ---------------------------------
Equity Fund                             XXX                                       XXX
Index Plus Fund                         XXX                                       XXX
Strategic Growth Fund                   XXX                                       XXX
Tax Managed Equity Fund                 XXX                                       XXX
High Grade Income Fund                  XXX                                       XXX
Hawaii Municipal Bond Fund              XXX                                       XXX
Money Market Fund                       XXX                                       XXX
Treasury Money Market Fund              XXX                                       XXX

      BROKERAGE WITH AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser (or sub-adviser), or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

      For the fiscal years ended December 31, 2002, 2003 and 2004, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected through affiliated brokers:

                                     TOTAL $ AMOUNT OF                                           % OF TOTAL BROKERAGE
                                         BROKERAGE                % OF TOTAL BROKERAGE           TRANSACTIONS EFFECTED
                                    COMMISSIONS PAID TO            COMMISSIONS PAID TO            THROUGH AFFILIATED
                                     AFFILIATED BROKERS            AFFILIATED BROKERS                  BROKERS
                                  ------------------------       -----------------------        ----------------------
           FUND                   2002      2003      2004       2002     2003      2004        2002     2003     2004
---------------------------       ----      ----      ----       ----     ----      ----        ----     ----     ----
Equity Fund                       $  0      $  0      $ XX         0%       0%      $ XX          0%       0%     $ XX
Index Plus Fund                      +         +         +         +        +          +          +        +         +
Strategic Growth Fund             $  0*     $  0      $ XX         0%*      0%      $ XX          0%*      0%     $ XX
Tax Managed Equity Fund           $  0*     $  0      $ XX         0%*      0%      $ XX          0%*      0%     $ XX
High Grade Income Fund               -         -      $ XX         -        -       $ XX          -        -      $ XX
Hawaii Municipal Bond Fund           -         -      $ XX         -        -       $ XX          -        -      $ XX

                                     TOTAL $ AMOUNT OF                                           % OF TOTAL BROKERAGE
                                         BROKERAGE                % OF TOTAL BROKERAGE           TRANSACTIONS EFFECTED
                                    COMMISSIONS PAID TO            COMMISSIONS PAID TO            THROUGH AFFILIATED
           FUND                      AFFILIATED BROKERS            AFFILIATED BROKERS                  BROKERS
---------------------------       ------------------------       -----------------------        ----------------------
Money Market Fund                  -          -       $ XX         -        -       $ XX          -        -      $ XX
Treasury Money Market Fund         -          -       $ XX         -        -       $ XX          -        -      $ XX

* Not in operation for a full fiscal year.

+ Not in operation during this period.

      "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On December 31, 2004, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:

                                                                       TOTAL $ AMOUNT OF
                                                                   SECURITIES OF EACH REGULAR
           FUND                     NAME OF BROKER/DEALER              BROKER-DEALER  HELD
---------------------------   ----------------------------------  ------------------------------
Equity Fund
                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------
Index Plus Fund
                              ----------------------------------  ------------------------------
Strategic Growth Fund
                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------
Tax Managed Equity Fund
                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------
High Grade Income
                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------
Money Market Fund
                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------
Treasury Money Market Fund*
                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------

                              ----------------------------------  ------------------------------

* All of the broker-dealer securities held by the Treasury Money Market Fund represent repurchase agreements fully collateralized by U.S. Treasury securities.

                                          PORTFOLIO TURNOVER RATE
                                   ---------------------------------------
         FUND                      2002            2003               2004
---------------------------        ----            ----               ----
Equity Fund                         60%             43%                XX%
Index Plus Fund*                     -               -                  -
Strategic Growth Fund                -              59%                XX%
Tax Managed Equity Fund              -              34%                XX%
High Grade Income Fund              19%             48%                XX%
Hawaii Municipal Bond Fund          26%             38%                XX%

* The portfolio turnover rate for the Index Plus Fund has not been included at this time because the Fund has not been in operation for a full fiscal year.

      [The Equity Fund experienced lower turnover rate in 2002 than 2001 due to portfolio re-balancing in response to market volatility during 2001 and portfolio re-alignment. The High Grade Income Fund experienced higher turnover rates in 2001 due to portfolio transactions entered into in an effort to reduce the duration of the Fund's portfolio. The Hawaii Municipal Bond Fund experienced higher turnover rate in 2002 more akin to normal management levels. The Fund's activity was lower in 2001 as the overall strategy was to remain defensive.]

                              DESCRIPTION OF SHARES

      The Agreement and Declaration of Trust ("Declaration of Trust") authorizes the issuance of an unlimited number of series and shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account additional distribution and transfer agency expenses attributable to Class A shares. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates will not be issued.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

      The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. This policy and the accompanying procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the President, Chief Compliance Officer, and portfolio managers to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Chief Compliance Officer reports quarterly to the Board regarding the implementation of such policies and procedures.

      Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

      These reports are also available on the Funds' website at www.bishopstreetfunds.com. The Funds' website also provides information about the Funds' complete portfolio holdings, including some or all of the following: security description, ticker, security identification number, price per share, par value, and interest rate updated as of the end of the most recent calendar/fiscal quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least XX days and is available until updated the next [month/calendar quarter. The information on the Funds' website is publicly available to all categories of persons.

      In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' policies and procedures provide that the Chief Compliance Officer may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

      No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

      In addition, the Funds' service providers, such as the Sub-Advisers, Custodian, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund.

                                     VOTING

      Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      Where the Trust's prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

      The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

                                  PROXY VOTING

      The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. With respect to the Strategic Growth Fund, the Adviser has delegated proxy voting responsibility to BNP PAM. The Adviser and BNP PAM will each vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

      A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, is available on Form N-PX (i) without charge, upon request, by calling 1-800-262-9565; and (ii) on the SEC's website at http://www.sec.gov.

                             5% AND 25% SHAREHOLDERS

      A shareholder owning of record or beneficially more than 25% of a particular Fund's shares may be considered to be a "controlling person" of that Fund. Accordingly, that shareholder's vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Fund's other shareholders. As of [April __, 2005], the following persons were the only persons who were record owners of 5% or more, or more than 25%, of the Fund's shares.

FUND                   SHAREHOLDER                           RECORD OWNERSHIP %
----                   -----------                           ------------------

                              FINANCIAL INFORMATION

      The Trust's financial statements and notes thereto contained in the Annual Report for the Funds for the fiscal year ended December 31, 2004, are herein incorporated by reference and deemed to be a part of this SAI. A copy of the 2004 Annual Report must accompany the delivery of this SAI.

                                  APPENDIX - A
                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-           Leading market positions in well-established industries.

-           High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch IBCA

Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                  APPENDIX - B
                      PROXY VOTING POLICIES AND PROCEDURES

                        BISHOP STREET CAPITAL MANAGEMENT

                             STANDARD POLICY MANUAL

                               PROXY VOTING POLICY

I.    STATEMENT OF POLICY

      Bishop Street Capital Management ("BSCM"), as a matter of policy and as a fiduciary to our institutional, investment company and individual clients, has the responsibility for voting proxies for portfolio securities consistent with the best interests of our clients unless any client explicitly retains responsibility for proxy voting. Our firm maintains written policies and procedures for the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices.

      For those clients who have retained proxy voting responsibility, BSCM has no authority and will not vote any proxies for those client portfolios.

      BSCM has designated the Compliance & Information Director who is responsible for establishing, implementing and monitoring our proxy policy and practices.

      Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

II.   RESPONSIBILITY

      The BSCM Compliance & Information Director has overall responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and recordkeeping.

III.  PROCEDURES

      BSCM has adopted various procedures and reviews to implement the firm's policy and to monitor and insure the firm's policy is observed, implemented properly and amended or updated as appropriate, which include the following:

      A.    Account setup

      At the opening of each account, the persons responsible for account setup will provide the client with appropriate paperwork to instruct the client's custodian to forward proxies to BSCM. At the same time, proxy voting authority, any client proxy policies or guidelines regarding proxy voting will be recorded.

      B.    BSCM investment management agreements

      BSCM investment management agreements specify who has proxy voting responsibility. The BSCM investment management agreement for institutional clients provides that BSCM has proxy voting authority. BSCM investment management agreements for individual clients provides the option for either BSCM or the client to have proxy voting responsibility. The designation of the person, i.e., BSCM, the client or other entity, who has responsibility for proxy voting is recorded in the account set up process.

      C.    Proxy monitoring, reporting and records

      All proxy materials will be forwarded to the designated Administrative Assistant. This person's responsibilities will include:

   - Review of proxies received against securities held and attempt to obtain any missing proxy materials/ballots prior to the voting deadline.

   - Voting the proxies according to the research service provider's recommendation.

   -   Transmitting the voted proxies to the issuer.

   -   Recording how each proxy was voted for each client.

   -   Maintaining appropriate proxy voting records by issuer and for clients

   -   Prepare and provide proxy voting reports to clients upon client request.

      D.    Research

      BSCM has retained the services of Institutional Shareholder Services ("ISS"), a nationally recognized and independent proxy service, to provide research and voting recommendations for all proxy issues based on its research. ISS has no authority or responsibility for voting BSCM client proxies.

      E.    Proxy Voting

      The Administrative Assistant will receive each issuer's proxy materials, statements, ballots, etc., and forward them to the appropriate analyst/portfolio manager for review. It is the policy to vote in accordance with ISS' guidelines unless in doing so would not be in the clients' best interest. In such instances, each issue would be evaluated for any conflicts of interest as noted below.

      F.    Conflicts of Interest

      Where the analyst/portfolio manager feels that ISS' recommendation would not be in the best interest of our clients, the Chief Investment Officer or an appropriate designate, will evaluate the docket of those proxies and determine if a material conflict of interest is present for any of the proxies.

      In determining whether a material conflict of interest is present and material, some of the general factors which BSCM will consider, but not limited to, are: business relationships, personal relationships, familial relationships and fund relationships. Where BSCM or an affiliate has a substantial business relationship with the company, the materiality of the business relationship will generally be viewed as follows. It is presumed to be non-material if the conflict involved is less than 1% of BSCM's annual revenues. In cases where it is in excess of 1% of BSCM's annual revenues, it will be evaluated on a case by case basis to determine the materiality of the conflict. Where BSCM or an affiliate has personal or familial relationships causing a material conflicts of interest, the voting procedure described below would take effect. To determine whether a personal or familial relationship exists which may create material conflicts of interest, BSCM Access Personnel will annually certify whether they, or an immediate family member, serves as a director of a public company or at the executive management level of a public company as well as identify the public company to which they are serving.

      In the event of any actual or potential conflicts of interest that arise in the exercise of BSCM's proxy voting responsibilities, any such conflict will result in BSCM's Proxy Committee evaluating the issue and casting a vote on the issue unless a member is the source of the conflict. If the Proxy Committee unanimously agrees upon the issue, it shall be voted as unanimously agreed upon. In the event whereby there is not a unanimous agreement of the Proxy Committee or the conflict of interest cannot be resolved within the Proxy Committee, BSCM will employ an independent fiduciary to vote these proxies.

      If there is no material conflict of interest the analyst/portfolio manager will instruct the Administrative Assistant to vote accordingly.

      Where BSCM advisory clients hold shares of Bishop Street Funds, the policy is to mirror vote the fund proxies.

      G.    Proxy Committee

      The Proxy Committee shall consist of the following members: the Chief Investment Officer, Director of Equities and the Compliance & Information Director.

      H.    Disclosure

      BSCM discloses a summary of our proxy voting policy and practices in Form ADV Part II which is updated as appropriate.

      I.    Annual Review of Proxy Policy

      The Compliance & Information Director will review BSCM's Proxy Policy on an annual basis and amend, or supplement, as may be necessary, so as to remain current and appropriate for BSCM's proxy practices, acting in the clients' best interests and meeting applicable regulatory requirements.

IV.   RECORDKEEPING

      The Compliance & Information Officer has overall responsibility for maintaining files and records regarding BSCM's proxy policies and practices in an appropriate manner and for the required period, i.e., two years on-site in BSCM's offices and an additional three years off-site in secure and accessible facilities. The firm's recordkeeping procedures include the following:

   - BSCM maintains relevant records, in paper or electronic format, i.e., internally and externally, EDGAR and ISS, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

   - BSCM also maintains an annual file of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested.

   - BSCM also maintains and files the Form N-PX for investment companies that it acts as investment adviser to and has not assigned the voting responsibilities to a sub-adviser.

[BNP PARIBAS LOGO]

                             22. PROXY VOTING POLICY

Exercise of voting rights is an integral part of our asset management process and a central means of holding directors accountable for the stewardship of companies in which BNP PAM has invested on behalf of its clients. BNP PAM is committed to ensure consistent exercise of voting rights across all mutual funds and institutional mandates where proxy voting has been delegated to us. BNP PAM operates at arms length from the rest of the BNP Paribas Group and exercises all votes independently.

Through implementation of our Voting Policy, we aim to foster best practice in corporate governance and ethical business conduct while supporting company decisions leading to long-term value creation for shareholders and economic development(1).

Corporate governance practices which BNP PAM supports include:

-  full disclosure of company affairs in reports and accounts,

-  competence and independence of board members and committees,

-  transparency of remuneration schemes, appointment and nomination processes,

-  professional conduct and independence of auditors,

- adequate justification of share issues and repurchases and major corporate actions

-  sustainability of dividend policies,

- changes to company statutesthat have a positive impact on shareholder rights, and

- resolutions consistent with the "one share - one vote - one dividend" principle.

Our policy is supported by detailed guidelines that address key voting issues relating to: approval of report and accounts, appointments and remuneration of board members and auditors, financial operations and changes to company statutes. For each voting issue, the guidelines highlight resolutions that (i) reflect or tend toward best practice and that we will support, (ii) may raise concerns and on which we will abstain and (iii) go against shareholder interests and that we will oppose.

While our policy and guidelines reflect international best practice in the field of corporate governance and are subject to annual review in light of experience gained(2), they cannot cover all potential voting issues. Therefore, in applying its voting guidelines, BNP PAM strives to act in the best interests of clients in the light of specific circumstances as they relate to the market and the company in order to protect and enhance the long-term value of their shareholdings.

This voting policy applies to all entities within BNP PAM and its affiliates. External investment managers to which BNP PAM delegates portfolio management are expected to develop their own voting policy in line with market practice and to periodically report on its implementation.

----------------------------
(1) Addition for SRI funds "environmental conservation and social cohesion".

(2) Benchmarks such as the UK Combined Code were used to define best practice. Minimum acceptable standards for the 2003 voting season are based on AFG recommendation and will be reviewed based on the Bouton report whose recommendation will apply from 2004.

I - VOTING GUIDELINES PREAMBLE

These guidelines support BNP PAM Voting Policy. They address key voting issues grouped in four themes: Report and Accounts, Appointments and Remuneration, Financial Operations and Statutes. For each voting issue, the guidelines highlight practices that are desirable, may raise concern, or go against shareholders' interests(3). In general, our opinion is reflected in our voting position as follows:

- OPPOSE: The proposal is not acceptable in our opinion and is not in shareholders' long-term interests

- ABSTAIN: The proposal raises issues of concern (either the concern is not regarded as sufficiently material to warrant opposition OR an oppose vote could have a detrimental impact on corporate structures)

- FOR: The proposal reflects or tends toward best practice and is in shareholders' long term interests

NOTE: Text highlighted in yellow indicates criteria specific to Socially
      Responsible Funds.

------------------------------
(3) Where relevent,these guidelines may also be used as a basis for exercising voting right attached to debt instruments in the interest of bondholders

II - REPORT AND ACCOUNTS

                                                    KEY FACTORS AFFECTING VOTING DECISION
                      -------------------------------------------------------------------------------------------------
    VOTING ISSUE                             OPPOSE                                             ABSTAIN
-----------------------------------------------------------------------------------------------------------------------
Approval of Report    -     Absence of audit committee                     -      Audit committee comprises less than a
and Accounts                                                                      third independent members(4)
                      -     There are serious breaches of corporate
                            governance at the company, i.e.                -      The auditors have qualified the
                                                                                  accounts
                      -     Absence of committees (audit, nomination,
                            remuneration) AND                              -      There are concerns with the company's
                                                                                  accounting policies or level of
                      -     Absence of independent directors AND                  transparency(5)

                      -     Absence of Corporate Governance references

Discharge of
executive/
supervisory board            Varies according to local market. To be considered in view of the fiduciary duties.

Dividends/            -     Uncovered dividends, unless these are
Appropriation of            reasonably justified by the board to
earnings                    demonstrate the sustainability of the
                            dividend policy


                                 KEY FACTORS AFFECTING VOTING DECISION
                       ------------------------------------------------------
    VOTING ISSUE                            FOR/BEST PRACTICE
-----------------------------------------------------------------------------
Approval of Report     -     The directors have made a full and acceptable
and Accounts                 statement regarding their stewardship of the
                             company and complied with all relevant legal and
                             regulatory requirements

                       - The directors have made a full statement of compliance with the local market corporate governance code

                       - The directors provide adequate disclosures on corporate environmental and social responsibility issues

Discharge of
executive/
supervisory board

Dividends/
Appropriation of       -     The dividend is covered and the pay-out ratio
earnings                     is reasonable

----------------------------------
(4) Based on experience in 2003, the ratio may increase in 2004

(5) To be reviewed on a case-by-case basis

III. APPOINTMENTS AND REMUNERATION


                                              KEY FACTORS AFFECTING VOTING DECISION
               ---------------------------------------------------------------------------------------------------
 VOTING ISSUE                        OPPOSE                                            ABSTAIN
------------------------------------------------------------------------------------------------------------------
Directors'     -  Absence of nomination committee                   -  Nomination committee comprises less than
Appointment(6)                                                         a third independent members(8)
               -  There are serious concerns over the conduct or
                  competence of the director                        -  Non-independent candidate (if ratio of
                                                                       independent board members is less than 1/3)
               -  Executive Directors subject to 3 year rolling
                  contracts(7)                                      -  The candidate has an alternate director.

                                                                    -  Director is elected for a period
                                                                       exceeding 4 years

                                                                    -  Executive Directors subject to 2 year
                                                                       rolling contracts(5)

                    KEY FACTORS AFFECTING VOTING DECISION
                -------------------------------------------
  VOTING ISSUE              FOR/BEST PRACTICE
-----------------------------------------------------------
Directors'      -   A transparent independent nomination
Appointment(6)      process is in existence

                -   Shareholders can vote separately on
                    the election of individual directors

                -   There is sufficient biographical
                    information for shareholders to vote on
                    an informed basis.

                -   In case of renewal, the candidate's
                    record of attendance at meetings is
                    adequate (i.e. at least 75%)

                -   Executive Directors subject to 1 year
                    rolling contracts(5)


-------------------------------------
(6) Factors that may compromise independence include:

- A former executive position within the company group (including at major acquisitions);

- An association with the business of more than 5 years or directorship position in excess of 12 years;

- Relationship through blood, marriage or equivalent to other directors or advisers to the company;

- A current or recent material connection with a professional adviser to the company;

- A significant personal holding in the company's equity, a contract of employment, share options or other conditional remuneration, consultancy payments or pension benefits or a significant level of fees

-        Remuneration from a third party in relation to the directorship;
         benefits from related party transactions;

- Cross directorships or significant links with other directors through involvement in other companies or bodies;

- A current or recent senior position with a political or charitable body to which the company makes material contributions

- Current or recent involvement at a senior level in another entity with a material financial or commercial interest in the company either through a shareholding link, or as customer, supplier, joint venture partner or competitor; and

- An appointee or representative of a group other than the shareholders as whole;

(7) Relevant in the specific case of the UK

                                              KEY FACTORS AFFECTING VOTING DECISION
                    --------------------------------------------------------------------------------------------------------------
 VOTING ISSUE                                 OPPOSE                                                 ABSTAIN
----------------------------------------------------------------------------------------------------------------------------------
Chairman             -    Chairmen is also chief executive (except if at          -     Chairmen has previously been chief
(appointment as            least 1/3 of board members are independent and               executive (except if at least 1/3 of board
director)                  sufficient justification is provided by the company)         members are independent)

Remuneration of      -     Absence of remuneration committee                      -     Independent members of remuneration
Senior Executives    -     Remuneration schemes which lack appropriate                  committee have minority voting power(10)
                           performance criteria and performance period(9)

                        KEY FACTORS AFFECTING VOTING DECISION
                      ----------------------------------------
  VOTING ISSUE                 FOR/BEST PRACTICE
--------------------------------------------------------------
 Chairman             -     Split function between Chairman and
(appointment as             CEO
director)

Remuneration of       -     Remuneration schemes have been
Senior Executives           recommended by an independent
                            remuneration committee appointed
                            by the Board

                      -     Remuneration schemes in line with
                            estimated merits and long term performance

                      -     The remuneration committee has
                            considered the impact of repurchases
                            undertaken during the previous year on
                            relevant performance targets for
                            incentive schemes

-------------------------------
(8) Based on experience in 2003, the ratio may increase in 2004

(9) To be assessed based on ABI and other relevant guidelines and in view of local compensation practice for similar management and supervisory responsibilities

(10) Based on experience in 2003, this may trigger opposition in 2004

                                                       KEY FACTORS AFFECTING VOTING DECISION
                      ---------------------------------------------------------------------------------------------------------
 VOTING ISSUE                                  OPPOSE                                               ABSTAIN
-------------------------------------------------------------------------------------------------------------------------------
Stock option          - Stock option plans that meet three
Plans                   or more of the following conditions:

                      - Existence of a discount for executives

                      - Discount over 20% for employees

                      - Volume of the stock option plan over 10%

                      - Vesting and holding period less than 5 years

                      - Absence of stock option plan exercising
                        objectives

Auditors'             - Absence of audit committee                                -   Audit committee comprises less than a
Appointment and                                                                       third independent members(12)
Remuneration          - Consultancy or audit fees are not disclosed
                                                                                  -   There are factors potentially affecting
                      - Non-audit work is considered to impair                        independence of auditors (such as personal
                        objectivity (i.e. consultancy fees exceed audit               or professional links between partners of
                        fees - where disclosed)(11)                                   the audit firm and the company)

                      - Firm appoints the same auditor for periods
                        exceeding 6 years

                      - There are concerns regarding professional
                        conduct or the integrity of the audit process

                         KEY FACTORS AFFECTING VOTING DECISION
                      -------------------------------------------
  VOTING ISSUE                     FOR/BEST PRACTICE
-----------------------------------------------------------------
Stock option
plans

Auditors'            -   The auditors have been recommended by
Appointment and          an independent audit committee appointed
Remuneration             by the Board

                     -   There is full disclosure of any
                         non-audit work undertaken and the process undertaken for granting the work

----------------------------
(11) Based on experience in 2003, the ratio of consultancy fees to audit fees may be reduced in 2004

(12) Based on experience in 2003, the ratio may increase in 2004

Stock option   -  Stock option plans that meet
Plans             three or more of the
                  following conditions:

                  -  Existence of a discount for
                     executives

                  -  Discount over 20% for
                     employees

                  -  Volume of the stock option
                     plan over 10%

                  -  Vesting and holding period
                     less than 5 years

                  -  Absence of stock option plan
                     exercising objectives

Auditors'         -  Absence of audit committee        -  Audit committee comprises       -  The auditors have been
Appointment and                                           less than a third independent      recommended by an independent
Remuneration      -  Consultancy or audit fees are        members(14)                        audit committee appointed by
                     not disclosed                                                           the Board
                                                       -  There are factors potentially
                  -  Non-audit work is considered         affecting independence of       -  There is full disclosure of
                     to impair objectivity (i.e.          auditors (such as personal or      any non-audit work undertaken
                     consultancy fees exceed audit        professional links between         and the process undertaken
                     fees - where disclosed)(13)          partners of the audit firm         for granting the work
                                                          and the company)
                  -  Firm appoints the same
                     auditor for periods exceeding
                     6 years

                  -  There are concerns regarding
                     professional conduct or the
                     integrity of the audit
                     process

IV. FINANCIAL OPERATIONS

VOTING ISSUE                     KEY FACTORS AFFECTING VOTING DECISION

--------------
(13) Based on experience in 2003, the ratio of consultancy fees to audit fees may be reduced in 2004

(14)  Based on experience in 2003, the ratio may increase in 2004

                               OPPOSE                              ABSTAIN                      FOR/BEST PRACTICE
-----------------------------------------------------------------------------------------------------------------------
Share issues and  -  The authority to issue            -  The authority is comprised   -  The authority is suitably
repurchases          capital exceeds 100% of              between 50% and 100% of         justified and limited, in
                     issued share capital or              issued share capital or         amount and duration
                     exceeds 5 years                      exceeds 5 years                 (acceptable limits: 5 years
                                                                                          and 50% of issued share
                  -  Share issue without                                                  capital)
                     pre-emption rights(15) (except
                     if exercisable within 3 years                                     -  Justification is provided for
                     and representing less than                                           a share repurchase in terms
                     10% of issued share capital)                                         of the use of company
                                                                                          resources

                  -  Authority can be used to
                     create a potential `poison
                     pill' or constitutes an
                     anti-takeover measure

                  -  Actions that do not respect
                     the "one share - one vote -
                     one dividend" principle

Takeovers,        -  Actions that carry                                                -  The company has provided
mergers, capital     significant negative                                                 adequate information,
restructuring        implications for shareholder                                         explanation and justification
and other            rights or value                                                      of the proposal and its
corporate                                                                                 financial implications
actions           -  There is significant negative
                     impact for employees or other                                     -  The board's corporate
                     stakeholders which could have                                        governance structures allow
                     an adverse impact on                                                 independent scrutiny of the
                     corporate reputation or                                              proposal
                     performance

--------------
(15) For French stocks: priority right

V. STATUTES

                                                  KEY FACTORS AFFECTING VOTING DECISION
                  -----------------------------------------------------------------------------------------------------
 VOTING ISSUE                   OPPOSE                          ABSTAIN                       FOR/BEST PRACTICE
-----------------------------------------------------------------------------------------------------------------------
Changes to        -  Actions that go against the                                       -  To be considered based on an
Company Statutes     "one share-one vote one                                              assessment of the balance of
                     dividend" principle                                                  positive and negative impacts
                                                                                          on shareholder rights, the
                  -  Adverse impacts on                                                   timely provision of
                     shareholder rights (e.g.                                             information by the company
                     limit proxy voting,                                                  the quality of information,
                     non-public share disclosure                                          explanation and disclosure
                     thresholds more stringent
                     than regulatory requirements)

                  -  (Supervisory) board size in
                     excess of 16 members (except
                     within the year following a
                     merger)

VI. OTHER VOTING ISSUES

                                                  KEY FACTORS AFFECTING VOTING DECISION
                  -----------------------------------------------------------------------------------------------------
 VOTING ISSUE                   OPPOSE                            ABSTAIN                     FOR/BEST PRACTICE
-----------------------------------------------------------------------------------------------------------------------
All Resolutions   -  Blind resolutions ("Other         -  Insufficient disclosure of   -  The resolution is fully
                     Items")                              relevant information            explained and justified by
                                                                                          the proposers
                  -  Resolution bundled together
                     that include a substantive                                        -  There is full disclosure of
                     and unacceptable proposal                                            information relevant to the
                     (e.g. disapplication of                                              consideration of a resolution
                     pre-emption rights above                                             and such information is
                     acceptable limits)                                                   presented in a fair and
                                                                                          balanced way

Shareholder       To be considered on a case-by-case
Resolutions       basis based on:

                  -  Appropriateness for the
                     AGM/EGM

                  -  Justification by its
                     proponents

                  -  Alignment with shareholders
                     long-term interest, including
                     environmental conservation
                     and social cohesion

                  -  Board support or
                     justification of opposition

                               BISHOP STREET FUNDS

                            PART C: OTHER INFORMATION

ITEM 23.       EXHIBITS:

(a)(1) Agreement and Declaration of Trust of the Bishop Street Funds (the "Registrant") dated May 25, 1994 as originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-80514) filed with the Securities and Exchange Commission (the "SEC") on June 20, 1994, is incorporated herein by reference to
               Exhibit 1 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29, 1996.

(a)(2) Amended and Restated Agreement and Declaration of Trust dated September 1, 1994 as originally filed with the Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-80514) filed with the SEC on September 7, 1994, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29, 1996.

(b)(1) By-Laws of the Registrant as originally filed with the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514) on June 20, 1994, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29, 1996.

(b)(2) Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on Form N-1A (File No. 33-80514) on September 7, 1994, are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed February 29, 1996.

(b)(3) Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 26, 1998.

(c)            Not applicable.

(d)(1) Investment Advisory Agreement between the Registrant and First Hawaiian Bank dated January 27, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(d)(2) Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP dated January 27, 1995, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(d)(3) Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP dated April 30, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

(d)(4) Schedule B dated April 30, 1996, to the Investment Advisory Agreement dated January 27, 1995, between the Registrant and First Hawaiian Bank, is incorporated herein by reference to
               Exhibit 5(d) of Post-Effective Amendment No. 5 to the
               Registrant's

               Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

(d)(5) Investment Advisory Agreement between the Registrant and First Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 12 to the Registrants Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1999.

(d)(6) Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP dated March 31, 1999, is incorporated herein by reference to Exhibit
               (d)(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed April 30, 1999.

(d)(7) Assignment and Assumption Agreement between First Hawaiian Bank and Bishop Street Capital Management dated February 22, 2000 is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(d)(8) Consent to Assignment and Assumption of the Investment Advisory Agreement between the Bishop Street Funds and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(d)(9) Consent to Assignment and Assumption of the Investment Sub-Advisory Agreement between First Hawaiian Bank and Wellington Management LLP is incorporated herein by reference to Exhibit
               (d)(9) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(d)(10) Investment Sub-Advisory Agreement by and between Bishop Street Capital Management and BNP Paribus Asset Management, Inc. dated July 1, 2002 is incorporated herein by reference to Exhibit
               (d)(10) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed with the SEC on Form N-1A (file No. 33-80514), as filed August 29, 2002.

(d)(11) Schedule A dated February 17, 2005, to the Investment Advisory Agreement dated March 31, 1999, between the Registrant and First Hawaiian Bank, is to be filed by amendment.

(e)(1) Distribution Agreement between the Registrant and SEI Financial Services Company dated January 27, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(e)(2) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated June 10, 1999, is incorporated herein by reference to Exhibit (e)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.

(f)            Not Applicable.

(g)(1) Mutual Fund Custodian Agreement between the Registrant and Union Bank of California, N.A. dated August 4, 2000, is incorporated herein by reference to Exhibit

               (g)(1) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 29, 2004.

(g)(2) Letter Agreement between the Registrant and Union Bank of California, N.A. dated July 1, 2002, supplementing the Mutual Fund Custodian Agreement dated August 4, 2000, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 29, 2004.

(g)(3) Schedule B dated February 17, 2005, to the Custodian Agreement dated August 4, 2000, between the Registrant and Union Bank of California, N.A., is to be filed by amendment.

(h)(1) Administration Agreement between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) dated January 27, 1995, is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(2) Transfer Agent Agreement between the Registrant and Supervised Service Company, Inc. dated January 30, 1995, is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between the Registrant and SEI Financial Management Corporation to SEI Fund Resources dated June 1, 1996, is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 30, 1997.

(h)(4) Amendment No. 1 dated May 10, 2001 to the Consent to Assignment and Assumption of the Administration Agreement between the Registrant and SEI Financial Management Corporation dated June 1, 1996 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 26, 2002.

(h)(5) Amendment dated February 4, 2003 to the Transfer Agent Agreement between the Registrant and DST Systems, Inc. dated January 30, 1995 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 28, 2003.

(h)(6) Schedule dated February 17, 2005, to the Administration Agreement dated January 27, 1995, between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services), is to be filed by amendment.

(i) Opinion and Consent of Counsel (Morgan, Lewis & Bockius LLP) is filed herewith.

(j) Consent of Independent Auditors (________) to be filed by amendment.

(k)            Not Applicable.

(l)            Not Applicable.

(m)(1) 12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11, 1999.

(n)(1) Rule 18f-3 Plan (Class A and Institutional Class) dated February 15, 2001, is incorporated herein by reference to Exhibit (o)(3) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 26, 2002.

(o)            Not Applicable.

(p)(1) Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(p)(2) Code of Ethics for First Hawaiian Bank is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(p)(3) Code of Ethics for Wellington Management Company, LLP dated March 1, 2000 is incorporated herein by reference to Exhibit (p)4 of Post-Effective Amendment No. 26 of the Advisors' Inner Circle Fund II's Registration Statement filed with the SEC on Form N-1A (File No. 33-50718), as filed March 16, 2000.

(p)(4) Code of Ethics for Bishop Street Capital Management Corporation dated June 11, 2002 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed with the SEC on August 29, 2002.

(p)(5) Code of Ethics for SEI Investments Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 29, 2004.

(p)(6) Code of Ethics for BNP Paribas Asset Management dated April 19, 2002 is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 28, 2003.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

      See the Statement of Additional Information regarding the Registrant's control relationships. The administrator of the Registrant, SEI Investments Global Funds Services, is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

      Article VIII of the Agreement and Declaration of Trust filed as Exhibit A to the Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISERS:

      The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner each adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's table was provided to the Registrant by that adviser for inclusion in this Registration Statement.

BISHOP STREET CAPITAL MANAGEMENT

      As of February 22, 2000, Bishop Street Capital Management serves as adviser to the Funds. Bishop Street Capital Management is an investment adviser registered under the Investment Advisers Act of 1940. The principal business address for Bank of the West is 180 Montgomery Street, San Francisco, California 94104.

      NAME AND POSITION
       WITH INVESTMENT                       NAME OF OTHER                                        POSITION WITH
           ADVISER                               COMPANY                                          OTHER COMPANY
------------------------------  ----------------------------------------  -------------------------------------------------------
Walter A. Dods, Jr.                           BancWest Corp.                    Director, Chairman and Chief Executive Officer
Director                                   First Hawaiian Bank                  Director, Chairman and Chief Executive Officer
                                             Bank of the West                               Director, Vice Chairman
                                     FHL Lease Holding Company, Inc.                               Director
                                         FHI International, Inc.                Director, President and Chief Executive Officer
                                            FHL SPC One, Inc.                                      Director
                                       First Hawaiian Leasing, Inc.                                Director
                                              FH Center Inc.                           Director, Chairman and President
                                           FHB Properties, Inc.                 Director, Chairman and Chief Executive Officer
                                      First Hawaiian Insurance, Inc.            Director, Chairman and Chief Executive Officer
                                          KIC Technology 1, Inc.                Director, Chairman and Chief Executive Officer
                                          KIC Technology 2, Inc.                Director, Chairman and Chief Executive Officer
                                          KIC Technology 3, Inc.                Director, Chairman and Chief Executive Officer
                                First Hawaiian Real Estate Holdings, Inc.       Director, Chairman and Chief Executive Officer
                                     Pacific One Dealer Center, Inc.                          Director, Chairman
                                        Real Estate Delivery, Inc.              Director, Chairman and Chief Executive Officer
                                        First Hawaiian Foundation                             Director, Chairman
                                        Alexander & Baldwin, Inc.                                  Director
                                     Chaminade University of Honolulu                  Member of the Board of Governors
                                           Contemporary Museum                                      Trustee
                                       Estate of Samuel Mills Damon                                 Trustee
                                 First Insurance Company of Hawaii, Ltd.                           Director
                                           Verizon Hawaii, Inc.                          Member of the Advisory Board
                                        Grace Pacific Corporation                                  Director
                                                  JAIMS                                             Trustee
                                     Matson Navigation Company, Inc.                               Director
                                       Nature Conservancy of Hawaii                                 Trustee
                                           Oceanic Cablevision                           Member of the Advisory Board

      NAME AND POSITION
       WITH INVESTMENT                       NAME OF OTHER                                        POSITION WITH
           ADVISER                               COMPANY                                          OTHER COMPANY
------------------------------  ----------------------------------------  -------------------------------------------------------
                                Pacific Guardian Life Insurance Co., Ltd.                          Director

Don J. McGrath                                BancWest Corp.                    Director, President and Chief Operating Officer
Director                                   First Hawaiian Bank                       Director, Vice Chairman of the Board
                                             Bank of the West                   Director, President and Chief Executive Officer
                                         Essex Credit Corporation                                  Director
                                       Trinity Capital Corporation                                 Director
                                          Pacific Exchange, Inc.                       Member of the Board of Governors

Donald G. Horner                              BancWest Corp.                               Executive Vice President
Director                                   First Hawaiian Bank                  Director, President and Chief Operating Officer
                                    BancWest Investment Services, Inc.                             Director
                                            FHL SPC One, Inc.                   Director, Chairman and Chief Executive Officer
                                     FHL Lease Holding Company, Inc.            Director, Chairman and Chief Executive Officer
                                           FHB Properties, Inc.                            Director, Vice President
                                       First Hawaiian Leasing, Inc.             Director, Chairman and Chief Executive Officer
                                         FHI International, Inc.                              Director, President
                                              FH Center Inc.                               Director, Vice President
                                      First Hawaiian Insurance, Inc.                          Director, President
                                          KIC Technology 1, Inc.                              Director, President
                                          KIC Technology 2, Inc.                              Director, President
                                          KIC Technology 3, Inc.                              Director, President
                                First Hawaiian Real Estate Holdings, Inc.                     Director, President
                                     Pacific One Dealer Center, Inc.            Director, President and Chief Executive Officer
                                        Real Estate Delivery, Inc.                            Director, President
                                        First Hawaiian Foundation                          Director, Vice President
                                            Aloha United Way                                      Board Member
                                         Hawaiian Islands Ministries                              Board Member
                                          Kuakini Health Systems                          Board Member and Treasurer

Robin S. Midkiff                           First Hawaiian Bank                             Executive Vice President
Vice Chairman                           First Hawaiian Foundation                                  Director

Gregory E. Ratte                           First Hawaiian Bank                               Senior Vice President
President and
Chief Investment Officer

Philip R. Hart                             First Hawaiian Bank                    Vice President and Senior Portfolio Manager
Senior Vice President and
Senior Portfolio Manager

Joseph Caballero                           First Hawaiian Bank                       Vice President and Investment Officer
Senior Vice President

      NAME AND POSITION
       WITH INVESTMENT                       NAME OF OTHER                                        POSITION WITH
           ADVISER                               COMPANY                                          OTHER COMPANY
------------------------------  ----------------------------------------  -------------------------------------------------------
William E. Atwater                            BancWest Corp                Senior Vice President, General Counsel and Secretary

Vice President and Secretary               First Hawaiian Bank            Executive Vice President, General Counsel and Secretary
                                         FHI International, Inc.                         Vice President and Secretary
                                     FHL Lease Holding Company, Inc.                     Vice President and Secretary
                                            FHL SPC One, Inc.                            Vice President and Secretary
                                              FH Center Inc.                             Vice President and Secretary
                                           FHB Properties, Inc.                          Vice President and Secretary
                                      First Hawaiian Insurance, Inc.                     Vice President and Secretary
                                       First Hawaiian Leasing, Inc.                      Vice President and Secretary
                                First Hawaiian Real Estate Holdings, Inc.                          Secretary
                                     Pacific One Dealer Center, Inc.                               Secretary
                                        Real Estate Delivery, Inc.                       Vice President and Secretary
                                          The Bankers Club, Inc.                                   Secretary
                                            Center Club, Inc.                                      Secretary
                                          KIC Technology 1, Inc.                    Director, Vice President and Secretary
                                          KIC Technology 2, Inc.                    Director, Vice President and Secretary
                                          KIC Technology 3, Inc.                    Director, Vice President and Secretary
                                        First Hawaiian Foundation                           Director and Secretary
                                        Hawaii Justice Foundation                                  Director

Albert M. Yamada                              BancWest Corp.                                  Assistant Treasurer
Treasurer and Assistant
Secretary                                  First Hawaiian Bank                     Vice Chairman and Chief Financial Officer
                                         FHI International, Inc.                    Director, Vice President and Treasurer
                                     FHL Lease Holding Company, Inc.                Director, Vice President and Treasurer
                                            FHL SPC One, Inc.                       Director, Vice President and Treasurer
                                              FH Center Inc.                        Director, Vice President and Treasurer
                                           FHB Properties, Inc.                               Assistant Treasurer
                                      First Hawaiian Insurance, Inc.                          Director, Treasurer
                                       First Hawaiian Leasing, Inc.                 Director, Vice President and Treasurer
                                First Hawaiian Real Estate Holdings, Inc.                     Director, Treasurer
                                     Pacific One Dealer Center, Inc.                          Director, Treasurer
                                        Real Estate Delivery, Inc.                  Director, Vice President and Treasurer
                                          The Bankers Club, Inc.                       Treasurer and Assistant Secretary
                                            Center Club, Inc.                                      Treasurer
                                          KIC Technology 1, Inc.                    Director, Vice President and Treasurer
                                          KIC Technology 2, Inc.                    Director, Vice President and Treasurer
                                          KIC Technology 3, Inc.                    Director, Vice President and Treasurer
                                        First Hawaiian Foundation                             Director, Treasurer
                                         Hawaii Employers Council                                  Director
                                          Mid-Pacific Institute                                     Trustee

Kenneth L. Miller                          First Hawaiian Bank                               Senior Equity Analyst
Vice President and Co-director
of Equity

      NAME AND POSITION
       WITH INVESTMENT                       NAME OF OTHER                                        POSITION WITH
           ADVISER                               COMPANY                                          OTHER COMPANY
------------------------------  ----------------------------------------  -------------------------------------------------------
Cristopher Borden                          First Hawaiian Bank                  Assistant Vice President and Portfolio Manager

Portfolio Manager

Jennifer Carias
VP, Fixed Income Portfolio
Manager                                    First Hawaiian Bank                              AVP & Portfolio Manager

M'liss Hualani Moore
Co-director of Equity                      First Hawaiian Bank                                  Vice President

Ryan H. Ota
Chief Compliance Officer                   First Hawaiian Bank                        Compliance and Information Director

Matthew M. Walton
SVP & Director of Fixed Income             First Hawaiian Bank                           VP & Director of Fixed Income

WELLINGTON MANAGEMENT COMPANY, LLP

      Wellington Management Company, LLP ("Wellington Management") is the sub-adviser to the Registrant's Money Market Fund and Treasury Money Market Fund. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940.

   NAME AND POSITION
    WITH INVESTMENT                  NAME OF OTHER                  POSITION WITH
        ADVISER                         COMPANY                     OTHER COMPANY
-----------------------              -------------                  -------------
Kenneth Lee Abrams                         --                             --
  Partner
Nicholas Charles Adams                     --                             --
  Partner
Rand Lawrence Alexander                    --                             --
  Partner
Deborah Louise Allinson                    --                             --
  Partner
Steven C. Angeli                           --                             --
  Partner
James Halsey Averill                       --                             --
  Partner
John F. Averill                            --                             --
  Partner
Karl E. Bandtel                            --                             --
  Partner
David W. Barnard                           --                             --
  Partner
Mark James Beckwith                        --                             --
  Partner
James A. Bevilacqua                        --                             --
  Partner
Kevin J. Blake                             --                             --
  Partner
William Nicholas Booth                     --                             --
  Partner
Michael J. Boudens                         --                             --
  Partner

   NAME AND POSITION
    WITH INVESTMENT                  NAME OF OTHER                  POSITION WITH
        ADVISER                         COMPANY                     OTHER COMPANY
-----------------------              -------------                  -------------
Paul Braverman                             --                             --
  Partner
Robert A. Bruno                            --                             --
  Partner
Michael T. Carmen                          --                             --
  Partner
Maryann Evelyn Carroll                     --                             --
  Partner
William R.H. Clark                         --                             --
  Partner
Cynthia M. Clarke                          --                             --
  Partner
Richard M. Coffman                         --                             --
  Partner
John DaCosta                               --                             --
  Partner
Pamela Dippel                              --                             --
  Partner
Scott M. Elliott                           --                             --
  Partner
Robert Lloyd Evans                         --                             --
  Partner
David R. Fassnacht                         --                             --
  Partner
Lisa de la Fuente Finkel                   --                             --
  Partner
Mark T. Flaherty                           --                             --
  Partner
Charles Townsend Freeman                   --                             --
  Partner
Laurie Allen Gabriel                       --                             --
  Managing Partner
Ann C. Gallo                               --                             --
  Partner
Subbiah Gopalraman                         --                             --
  Partner
Paul J. Hamel                              --                             --
  Partner
William J. Hannigan                        --                             --
  Partner
Lucius Tuttle Hill, III                    --                             --
  Partner
James P. Hoffmann                          --                             --
  Partner
Jean M. Hynes                              --                             --
  Partner
Steven T. Irons                            --                             --
  Partner
Paul David Kaplan                          --                             --
  Partner
Lorraine A. Keady                          --                             --
  Partner
John Charles Keogh                         --                             --
  Partner
George Cabot Lodge, Jr.                    --                             --
  Partner
Nancy Therese Lukitsh                      --                             --
  Partner
Mark Thomas Lynch                          --                             --
  Partner
Mark D. Mandel                             --                             --
  Partner
Christine Smith Manfredi                   --                             --
  Partner

   NAME AND POSITION
    WITH INVESTMENT                  NAME OF OTHER                  POSITION WITH
        ADVISER                         COMPANY                     OTHER COMPANY
------------------------             -------------                  -------------
Earl Edward McEvoy                         --                             --
  Partner
Duncan Mathieu McFarland                   --                             --
  Managing Partner
Matthew Edward Megargel                    --                             --
  Partner
James Nelson Mordy                         --                             --
  Partner
Diane Carol Nordin                         --                             --
  Partner
Stephen T. O'Brien                         --                             --
  Partner
Andrew S. Offit                            --                             --
  Partner
Edward Paul Owens                          --                             --
  Partner
Saul Joseph Pannell                        --                             --
  Partner
Thomas Louis Pappas                        --                             --
  Partner
Jonathan Martin Payson                     --                             --
  Partner
Philip H. Perelmuter                       --                             --
  Partner
Robert Douglas Rands                       --                             --
  Partner
James Albert Rullo                         --                             --
  Partner
John Robert Ryan                           --                             --
  Managing Partner
Joseph Harold Schwartz                     --                             --
  Partner
James H. Shakin                            --                             --
  Partner
Theodore Shasta                            --                             --
  Partner
Andrew J. Shilling                         --                             --
  Partner
Binkley Calhoun Shorts                     --                             --
  Partner
Scott E. Simpson                           --                             --
  Partner
Trond Skramstad                            --                             --
  Partner
Stephen Albert Soderberg                   --                             --
  Partner
Haluk Soykan                               --                             --
  Partner
Eric Stromquist                            --                             --
  Partner
Brendan James Swords                       --                             --
  Partner
Harriett Tee Taggart                       --                             --
  Partner
Frank L. Teixeira                          --                             --
  Partner
Perry Marques Traquina                     --                             --
  Partner
Nilesh P. Undavia                          --                             --
  Partner
Clare Villari                              --                             --
  Partner
Kim Williams                               --                             --
  Partner
Itsuki Yamashita                           --                             --
  Partner

  NAME AND POSITION
   WITH INVESTMENT                   NAME OF OTHER                  POSITION WITH
      ADVISER                           COMPANY                     OTHER COMPANY
-------------------                  -------------                  -------------
David S. Zimble                            --                             --
  Partner

      Please note the principal business address for Wellington Hedge Management, Inc. and Wellington Trust Company, NA is the same as Wellington Management. The principal business address for Wellington Management International Ltd is Stratton House, Stratton Street, London W1J 8LA, United Kingdom. The principal business address for Wellington International Management Company Pte Ltd. is Six Battery Road, Ste. 17-06, Singapore 049909. The principal business address for Wellington Global Investment Management Limited is Suite 4206, Two Exchange Square, Central, Hong Kong. The principal business address for Wellington Global Administrator, Ltd., Wellington Global Holdings, Ltd. and Wellington Management Global Holdings, Ltd. is Clarendon House, 2 Church Street, PO Box HM 666, Hamilton HMCX, Bermuda. The principal business address for Wellington Luxembourg S.C.A. is 33, boulevard Prince Henri, L-2014 Luxembourg.

BNP PARIBAS ASSET MANAGEMENT, INC.

      BNP Paribas Asset Management, Inc. ("BNP PAM") is the sub-adviser for the Registrant's Strategic Growth Fund. The principal business address of BNP PAM is 200 Park Avenue, New York, New York 10166. BNP PAM is an investment adviser registered under the Investment Advisers Act of 1940.

  NAME AND POSITION
   WITH INVESTMENT                      NAME OF OTHER                                 POSITION WITH
      ADVISER                              COMPANY                                    OTHER COMPANY
--------------------    --------------------------------------------------     -------------------------
Everett Schenk                             BNP PAM Inc.                                 Director
Director

                                    BNP Paribas Securities Corp                  Chairman and Director

Guy de Froment                             BNP PAM, Inc                                 Chairman
Chairman
                                            PAM Nassau                                  Director

                                            BNP PAM SGR                                 Chairman

                                          BNP PAM UK Ltd.                               Director

                                       BNP PAM Argentina SA                             Director

                                    BNP Paribas Argentina AM SA                         Director

                                        BNP PAM Uruguay SA                              Director

                                           BNP PAM Japan                                Director

                                           BNP PAM Group                                Chairman

                                           BNP PAM Paris                                Director

                                  BNP Paribas Epargne Entreprise                        Director

                                           Antin France                                 Director

                                         BNP Mone Euribor                               Director

                                       BNP Obli Associations                            Director

                                        Kleber France Index                             Chairman

                                         Kleber Japaquant                               Chairman

  NAME AND POSITION
   WITH INVESTMENT                      NAME OF OTHER                                 POSITION WITH
      ADVISER                              COMPANY                                    OTHER COMPANY
--------------------    --------------------------------------------------     -------------------------
                                        Kleber Quantamerica                             Chairman

                                      Patrimoine Partenaires                            Director

Marc Raynaud                               BNP PAM Inc.                                 Director

                                            BNP PAM SGR                                 Director

                                BNP Paribas Gestion de Inversiones                      Director

                                      BNP Paribas Invest GmbH                           Director

                                           BNP PAM Japan                                Director

                                       Antin Mid Cap Europe                             Chairman

Denis Coulon                                BNP PAM Inc                             CEO / President

                                          BNP PAM UK Ltd                                Director

                                            PAM Nassau                                  Director

                                          BNP PAM Ireland                               Director

                                 BNP Paribas Fauchier Partners Ltd                      Chairman

                          BNP Paribas South Asia Investment Company Ltd.                Director

Christel Turcat                            BNP PAM Inc.                                 Director

                                           Antin Revenus                                Director

Deborah Lancaster                          BNP PAM Inc.                        Legal Counsel / Secretary

Thomas Clyne                               BNP PAM Inc.                                Treasurer

                                    BNP Paribas Securities Corp                 Chief Financial Officer

                                    Paribas North America, Inc.                     Finance Director

                                        BNP US Funding, LLC                     Chief Financial Officer

                                    French American Corporation                 Executive Vice President

                                BNP Paribas Commodity Futures, Inc.               Assistant Treasurer

                                           BNPPRCC, Inc.                               Treasurer

Stephen Strombelline                       BNP PAM Inc.                         Chief Compliance Officer

                                    BNP Paribas Securities Corp                 Chief Compliance Officer

Kimberly Anwar                             BNP PAM Inc.                              Vice President

Hubert Goye                                 BNP PAM Inc                            Associated Person

                                         Kleber Japaquant                               Director

                                        Kleber Quantamerica                             Director

                                          BNP PAM Ireland                               Director

Claude Guillaume                           BNP PAM Inc.                        Senior Investment Officer

ITEM 27. PRINCIPAL UNDERWRITER:

      (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

      SEI Daily Income Trust                       July 15, 1982
      SEI Liquid Asset Trust                       November 29, 1982
      SEI Tax Exempt Trust                         December 3, 1982
      SEI Index Funds                              July 10, 1985
      SEI Institutional Managed Trust              January 22, 1987
      SEI Institutional International Trust        August 30, 1988
      The Advisors' Inner Circle Fund              November 14, 1991
      The Advisors' Inner Circle Fund II           January 28, 1993
      Bishop Street Funds                          January 27, 1995
      SEI Asset Allocation Trust                   April 1, 1996
      SEI Institutional Investments Trust          June 14, 1996
      HighMark Funds                               February 15, 1997
      Expedition Funds                             June 9, 1997
      Oak Associates Funds                         February 27, 1998
      The Nevis Fund, Inc.                         June 29, 1998
      CNI Charter Funds                            April 1, 1999
      Amerindo Funds Inc.                          July 13, 1999
      iShares Inc.                                 January 28, 2000
      iShares Trust                                April 25, 2000
      JohnsonFamily Funds, Inc.                    November 1, 2000
      The MDL Funds                                January 24, 2001
      Causeway Capital Management Trust            September 20, 2001
      The Japan Fund, Inc.                         October 7, 2002
      TT International U.S.A. Master Trust         October 6, 2003
      TT International U.S.A. Feeder Trust         October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

      (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                   Positions and Offices               Positions and Offices
Name                                  with Underwriter                    with Registrant
-------------------   ----------------------------------------------   ---------------------
William M. Doran      Director                                                  --
Carl A. Guarino       Director                                                  --
Edward D. Loughlin    Director                                                  --
Wayne M. Withrow      Director                                                  --
Kevin Barr            President & Chief Operating Officer                       --
Maxine Chou           Chief Financial Officer & Treasurer                       --
John Munch            General Counsel & Secretary                               --
Karen LaTourette      Chief Compliance Officer & Assistant Secretary            --
Mark J. Held          Senior Vice President                                     --
Lori L. White         Assistant Secretary                                       --
Robert Silvestri      Senior Financial Officer                                  --
Michael Farrell       Vice President                                            --
Maria Rinehart        Vice President                                            --
Mark Greco            Chief Operating Officer                                   --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a)   With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's custodian:

            Union Bank of California, N.A.
            San Francisco, CA 94104

      (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

            SEI Investments Global Funds Services
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

      (c)   With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
the required books and records are maintained at the principal offices of the Registrant's adviser and sub-advisers:

Bishop Street Capital Management
999 Bishop Street
Honolulu, Hawaii 96813

Wellington Management Company, LLP           BNP Paribas Asset Management, Inc.
75 State Street                              200 Park Avenue
Boston, Massachusetts 02109                  New York, NY 10166

ITEM 29.   MANAGEMENT SERVICES:

      None.

ITEM 30:   UNDERTAKINGS:

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 21 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, State of Hawaii on the 14th day of February, 2005.

                                             By: /s/ Robert A. Nesher
                                                 -------------------------------
                                                 Robert A. Nesher
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the date indicated.

            *               Trustee                     February 14, 2005
------------------------
     Martin Anderson

            *               Trustee                     February 14, 2005
------------------------
     Philip H. Ching

            *               Trustee                     February 14, 2005
------------------------
     Peter F. Sansevero

            *               Trustee                     February 14, 2005
------------------------
     Manuel R. Sylvester

            *               Trustee                     February 14, 2005
------------------------
     Jack Tsui

            *               Trustee                     February 14, 2005
------------------------
     Joyce S. Tsunoda

/s/ Peter Golden            Treasurer and Controller    February 14, 2005
------------------------
    Peter Golden

/s/ Robert A. Nesher        President and Trustee       February 14, 2005
------------------------
    Robert A. Nesher

*By: /s/ Robert A. Nesher
     -----------------------------------------
     Robert A. Nesher

Attorney-in-Fact pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment #12, as filed April 30, 1999.

                                  EXHIBIT INDEX

NAME               EXHIBIT

EX-99.I            Opinion and Consent of Counsel (Morgan, Lewis & Bockius LLP).

                                      C-16